---------------

    GALAXY
    ------
     FUNDS
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                               [Graphic Omitted]




--------------------------------------------------------------------------------
 TAX-FREE BOND FUNDS REPORT
--------------------------------------------------------------------------------

  TAX-EXEMPT BOND FUND . NEW YORK MUNICIPAL BOND FUND
  CONNECTICUT MUNICIPAL BOND FUND . MASSACHUSETTS MUNICIPAL BOND FUND . RHODE ISLAND MUNICIPAL BOND FUND


----------------------
  SEMI-ANNUAL
  REPORT

  FOR THE SIX MONTHS
  ENDED APRIL 30, 1997
----------------------

-------------
 CHAIRMAN'S
  MESSAGE
-------------

Dear Shareholder:
      In the last six months the prices of municipal bonds have continued to fluctuate. Early on, signs of moderating economic growth encouraged expectations for stable inflation and interest rates. Later, however, there were indications that growth was accelerating -- which rekindled inflation concerns and caused interest rates to rise. Changing forecasts for the economy and inflation made stock prices more volatile, too.

      As experienced investors know, such fluctuations are part of normal market cycles. By historical measures, recent changes in the prices of bonds were quite minor. The changes demonstrate, however, the importance of two time-honored investment strategies -- diversification and dollar cost averaging.

      First, because individual asset classes often move in different directions, diversifying your investments in stocks, bonds and money market instruments can help to smooth out your returns over time. Your financial professional can help you decide whether your portfolio is properly diversified for your investment goals and tolerance for risk.

      Secondly, you may also want to consider a strategy called "dollar cost averaging." By investing the same amount of money in mutual funds each month, you will tend to buy more shares when their prices are low and fewer shares when they are high. While dollar cost averaging cannot guarantee a profit, or protect against a loss, it can minimize the impact of market fluctuations over longer periods.*

      You can initiate dollar cost averaging through the Galaxy Automatic Investment Program. The Program waives the normal $2,500 minimum initial fund investment if you invest as little as $50 each month. Your investments will be automatically deducted from your money market fund checking account or from any bank or savings account.

      The enclosed report covers the performance of the Galaxy tax-free bond funds for the six months ended April 30, 1997. Inside you'll find a Market Overview, which describes the major economic and market trends during this time, as well as individual Portfolio Reviews, which discuss how Fleet Investment Advisors Inc. managed each of the Funds to make the most of this environment.

      Should you have questions about this report, or want information on dollar cost averaging and the Galaxy Automatic Investment Program, please contact the Galaxy Service Center at 1-800-628-0414.

Sincerely,

/s/ Dwight E. Vicks, Jr.
Dwight E. Vicks, Jr.
Chairman of the Board of Trustees

Mutual Funds:

o are not bank deposits

o are not FDIC insured

o are not obligations of Fleet Bank

o are not guaranteed by Fleet Bank

o are subject to investment risk including possible loss of principal amount invested

* Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. Since such a strategy involves continuous investment in securities regardless of price fluctuations, you should consider your financial ability to continue purchases through low price levels.

                                 MARKET OVERVIEW

TAX-FREE BOND MARKET OVERVIEW

By Fleet Investment Advisors Inc.
      In the six months ended April 30, 1997, continued uncertainty about the direction of the economy, inflation and interest rates kept bond prices volatile. They later declined, however, as growth seemed to accelerate, and the Federal Reserve (the "Fed") raised short-term interest rates to keep future inflation under control. The yields for bonds rose slightly over the six-month period -- with yields for tax-free bonds increasing somewhat less than yields for taxable issues.

PERFORMANC AT-A-GLANCE

Average Annual Returns* as of April 30, 1997
Trust Shares

TAX-EXEMPT BOND FUND
Inception Date 12/30/91

Six Months*            1.65%
1 Year                 5.99%
3 Years                6.23%
5 Years                6.82%
Life of Fund           6.47%

NEW YORK MUNICIPAL BOND FUND
Inception Date 12/31/91

Six Months*            1.94%
1 Year                 5.71%
3 Years                6.18%
5 Years                6.55%
Life of Fund           6.15%

CONNECTICUT MUNICIPAL BOND FUND
Inception Date 3/16/93

Six Months*            1.78%
1 Year                 5.53%
3 Years                6.25%
Life of Fund           4.82%

MASSACHUSETTS MUNICIPAL BOND FUND
Inception Date 3/12/93

Six Months*            1.64%
1 Year                 5.84%
3 Years                6.20%
Life of Fund           4.49%

*Six months returns are unannualized total returns.

"Bond prices improved at the
  start of the period, when it seemed
  that economic growth was moderating."


INTEREST RATE ABOUT-FACE
      The annual rate of inflation was about 3% when the period started in November 1996. At that time, 30-year Treasury bonds were yielding 6.64%, and the yield for the Bond Buyer Index, which investors use to plot interest rate patterns, stood at 5.83%. Investors increasingly believed that inflation would remain moderate. The Commerce Department reported that the gross domestic product ("GDP") -- which measures U.S. goods and services -- had grown at an annualized rate of 2.1% in the third quarter of 1996, after rising by 4.7% in the second quarter. There was also optimism about new opportunities for balancing the federal budget.
      Market sentiments began to change at the start of 1997, however. The Commerce Department reported that GDP growth for the fourth quarter of 1996 had accelerated to an annualized rate of 4.7%. Even though inflation appeared to be well-contained at an annual rate of 2.5%, investors remained concerned that strong consumer demand and tight labor markets would eventually rekindle price pressures and shut off further growth. Worried about both the pick-up in growth and an "irrational exuberance" in stock prices, the Fed raised its Fed Funds rate by 25 basis points on March 25.
      As investors looked ahead to further hikes in interest rates, the yield for long-term Treasuries rose to 7.17% by mid April -- its highest level in more than nine months. The yield for the Bond Buyer Index reached a peak of 6.01%. Then, in the final weeks of April, signs of slower growth and moderate inflation raised the possibility that the Fed would not soon raise interest rates again soon. By the end of the month, long-term Treasury yields had fallen to 6.96%, and the yield for the Bond Buyer Index had dropped to 5.89%.


"Because longer-term municipal bonds are more sensitive to interest rates we increased the portion of longer-maturity issues when interest rates were falling and decreased longer maturities when rates were rising."



INVESTMENT STRATEGY
      During this time we tried to take advantage of changes in interest rates by adjusting the maturities of investments in the Galaxy tax-free bond funds. Because longer-term municipal bonds are more sensitive to interest rates we increased the portion of longer-maturity issues when interest rates were falling and decreased longer maturities when rates were rising.

      In addition, we gave greater attention to quality municipal bonds with higher coupons and good call protection. Besides increasing the funds' yields, these issues performed well when interest rates fell and helped protect the value of fund shares when rates rose.


PERFORMANCE AT-A-GLANCE**

Average Annual Returns* as of April 30, 1997
Retail A Shares


TAX-EXEMPT BOND FUND
Inception Date 12/30/91

Six Months*      1 Year       3 Years       5 Years       Life of Fund

  -2.28%          1.79%        4.70%         5.89%           5.60%


NEW YORK MUNICIPAL BOND FUND
Inception Date 12/31/91

  -2.00%          1.55%        4.66%         5.62%           5.29%


CONNECTICUT MUNICIPAL BOND FUND
Inception Date 3/16/93

  -2.17%          1.36%        4.70%                         3.71%


MASSACHUSETTS MUNICIPAL BOND FUND
Inception Date 3/12/93

  -2.25%          1.70%        4.70%                         3.41%


RHODE ISLAND MUNICIPAL BOND FUND

Inception Date 12/20/94

  -1.87%          2.32%                                      6.04%

 * Six months returns are unannualized total returns.
** Return figures have been restated to include the effect of the maximum 3.75% front-end sales charge which became effective on December 1, 1995.


MODERATING GROWTH
      While changing forecasts for the economy and interest rates may cause further fluctuations in bond yields, Fleet Investment Advisors Inc. believes that yields will remain in a relatively narrow range in coming months. A Commerce Department report at the end of April estimated that the rate of GDP growth had been 5.6% in the first quarter of 1997. If the Fed believes the economy is still strengthening, it may raise interest rates modestly again. Later in the year, however, we expect GDP growth to slow, as higher interest rates, the strong dollar and an aging business cycle take hold. That should keep inflation below 3% for the year and help bond yields to stabilize or even head lower.

      In this environment, we plan to adjust maturities of the Galaxy tax-free bond funds to take advantage of changing interest rates. We will also look for any new investment opportunities that might occur with changes in municipal supplies and the spreads between yields of different securities.

PERFORMANCE AT-A-GLANCE

Average Annual Returns* as of April 30, 1997
Retail B Shares**

TAX EXEMPT BOND FUND
Inception Date 3/4/96

Six months returns before contingent deferred sales charge deducted.    1.22%

Six month returns after contingent deferred sales charge deducted
 as if shares were redeemed at end of period.                          -3.74%

One year returns before contingent deferred sales charge deducted       5.09%

One year returns after contingent deferred sales charge deducted
 as if share were redeemed at end of period.                            0.09%

Life of fund returns before contingent deferred sales charge deducted.  2.00%

Life of fund returns after contingent deferred sales charge deducted
as if shares were redeemed at end of period.                           -1.38%


 *Six months returns are unannualized total returns.
**Retail B Shares are subject to a 5.00% contingent deferred sales charge if shares are redeemed within the first year. The charge decreases to 4.00%, 3.00%, 3.00%, 2.00% and 1.00% for redemptions made during the second through sixth years, respectively. Retail B Shares automatically convert to Retail A Shares after six years. Total returns are from the date of inception.

                                PORTFOLIO REVIEWS

GALAXY TAX-EXEMPT BOND FUND

By Daniel Rabasco
Fleet Investment Advisors Inc.
      The prices of longer-term bonds are generally more sensitive to interest rate changes than the prices of shorter-term bonds. Over the last six months, therefore, we gave more emphasis to longer-term issues when rates were falling and less emphasis when rates were rising. This, plus greater attention to issues with stronger coupons, helped the Galaxy Tax-Exempt Bond Fund hold up relatively well as interest rates switched gears.

[PHOTO OF DANIEL RABASCO]

      In the six months ended April 30, 1997, the Fund's Trust Shares had a total return of 1.65%, and Retail A Shares had a total return of 1.53% before the deduction of the maximum 3.75% front-end sales charge. The Fund's Retail B Shares had a total return of 1.22% before the deduction of the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 2 for total returns after deduction of the front-end sales load and, on page 3 for returns after deduction of the contigent deferred sales charge.)
      Those returns compare to total returns of 1.68% for shares of the average general municipal bond fund tracked by Lipper Analytical Services ("Lipper"), a mutual fund performance tracking service and, 2.01% for the Lehman Brothers Municipal Bond Index.

A BUFFER AGAINST
RISING INTEREST RATES
      At the end of 1996, we traded municipal bonds with lower coupons for securities with higher coupons. Higher-coupon issues tend to outperform when interest rates are falling and investors are looking for better yields. We further enhanced the Fund's return by focusing on top-quality issues with good call protection. Because the yield curve was relatively flat, we emphasized issues that matured in 15 to 20 years.

GALAXY TAX-EXEMPT
BOND FUND

Distribution of Total Net Assets as of April 30, 1997

          Cash Equivalents and Net Other
           Assets & Liabilities               1%
          East                               38%
          Mountain                            5%
          North Central                      18%
          Other States & Territories          2%
          Pacific                            10%
          South                              26%

      In December, when optimism about inflation and interest rates was particularly strong, we purchased issues that matured in 25 years. These both enhanced the Fund's yield and added appreciation with the further decline in interest rates. When interest rates reversed course, we again focused on issues maturing in 15 to 20 years-- which gave the Fund greater protection against falling bond prices. Because market weakness tends to favor issues with high coupons, strong credit quality and good call protection, our attention to securities with these features also helped protect Fund returns.
      At the end of April, when interest rates headed lower, we began to add longer-term municipal bonds to the Fund again. Because the yield curve was still relatively flat, and intermediate-term issues were still attractive, our purchases of longer-term issues were somewhat limited.
      At April 30, 1997, the Fund's Trust Shares had a 30-day Securities & Exchange Commission ("SEC") annualized yield of 4.88%. On the same date, Retail A Shares had a 30-day SEC annualized yield of 4.46%, and Retail B Shares had a 30-day SEC annualized yield of 4.00%. For shareholders in the 36% federal income tax bracket, these equaled taxable yields of 7.63%, 6.97% and 6.25%, respectively.


GALAXY TAX-EXEMPT BOND FUND
Growth of $10,000 investment*

         Lehman Brothers Galaxy Tax-Exempt  Galaxy Tax-Exempt Galaxy Tax-Exempt
            Municipal        Bond Fund -        Bond Fund -       Bond Fund -
           Bond Index     Retail A Shares      Trust Shares   Retail B Shares
         --------------- -----------------  ----------------- -----------------
12/30/91     10,000             9,625             10,000
    1992     10,582            10,062             10,455
    1993     12,072            11,635             12,089
    1994     11,546            11,082             11,515
    1995     13,213            12,657             13,084           10,000
    1996     13,967            13,167             13,742            9,615
 4/20/97     14,246            13,369             13,969            9,840

*Since inception on 12/30/91 for Trust and Retail A Shares. Since inception on
 3/4/96 for Retail B Shares. Performance figures for Retail A Shares have been restated to include the effect of the maximum 3.75% front-end sales charge which became effective on December 1, 1995. Performance figures for Retail B Shares reflect the deduction of the maximum 5.00% contingent deferred sales charge as if shares were redeemed on April 30, 1997. The Lehman Brothers Municipal Bond Index is an unmanaged index in which investors cannot invest. Results for the inex do not reflect the expenses and investment management fees incurred by the Fund.


FUTURE OPPORTUNITIES
      If the yields for longer-term municipal issues become more attractive, we may further increase their position in the Fund's portfolio. This could give the Fund added price gains if the economy slows later in the year, as we expect, and interest rates decline. In addition, the municipal market should continue to have a positive balance of supply and demand -- which should help tax-free securities retain their value. As before, we will emphasize municipal bonds with high credit quality and good call protection.

GALAXY NEW YORK MUNICIPAL BOND FUND

By Daniel Rabasco
      As interest rates rose over the last six months, we used several strategies to protect the value of shares in the Galaxy New York Municipal Bond Fund. We also took advantage of new investment opportunities that could boost the Fund's yield. These efforts helped the Fund's Trust Shares earn a total return of 1.94% for the six months ended April 30, 1997. During the same time, Retail A Shares produced a total return of 1.82% before the deduction of the maximum 3.75% front-end sales charge. (Please see the chart on page 2 for total returns after deduction of the front-end sales load.)

GALAXY NEW YORK MUNICIPAL BOND FUND
Growth of $10,000 investment*

                  Lehman Brothers   Galaxy New York         Galaxy New York
                     Municipal    Municipal Bond Fund -   Municipal Bond Fund -
                    Bond Index      Retail A Shares            Trust Shares
                  --------------- ---------------------   ---------------------
12/31/91              10,000             9,625                  10,000
    1992              10,582             9,993                  10,383
    1993              12,072            11,558                  12,009
    1994              11,546            10,870                  11,294
    1995              13,213            12,395                  12,901
    1996              13,967            12,928                  13,488
 4/30/97              14,246            13,164                  13,749

*Since inception on 12/31/91. Performance figures for Retail A Shares have been restated to include the effect of the maximum 3.75% front-end sales charge which became effective on December 1, 1995. The Lehman Brothers Municipal Bond Index is an unmanaged index in whcih investors cannot invest. Results for the index do not reflect the expenses and investment mnagement fees incurred by the Fund.

      Those returns compare to a return of 1.69% for the average New York tax-exempt bond fund tracked by Lipper and 2.01% for the Lehman Brothers Municipal Bond Index.

PLENTIFUL SUPPLIES
      Throughout the six-month period, municipal supplies were relatively plentiful in New York, which gave the Fund new investment opportunities. When interest rates fell at the end of 1996, we swapped municipal bonds with lower coupons for issues with higher coupons -- which tend to outperform when investors want stronger yields. By emphasizing top-quality municipal bonds with good call protection, we further increased the Fund's return. During this time we stressed bonds that matured in 15 to 20 years because the yield curve was relatively flat.
      With renewed optimism about inflation and interest rates, we added issues with 25-year maturities in December. Besides improving the Fund's yield, these issues enjoyed strong gains as interest rates fell. When interest rates moved higher, we purchased bonds that matured in 15 to 20 years. Our focus on issues with high coupons, strong credit quality and good call protection also added to performance.
      When interest rates eased at the end of April, we locked in the higher yields for more time by adding longer-term securities. These additions were minor, however, since the yield curve was still relatively flat.
      At April 30, 1997, the Fund's Trust Shares had a 30-day SEC annualized yield of 4.93%. On the same date, Retail A Shares had a 30-day SEC annualized yield of 4.53%. These are the same as taxable yields of 7.70% and 7.08%, respectively, for shareholders in the 36% federal income tax bracket who live in the State of New York.

FURTHER LENGTHENING POSSIBLE
      We may invest more heavily in longer-term municipal issues if their yields become more attractive. This may happen if investors remain worried about inflation and there is a further increase in New York's municipal supplies. If the economy slows later in the year, and interest rates fall, the addition of longer-term municipal bonds should improve the Fund's potential for capital appreciation -- while locking in higher yields.

GALAXY CONNECTICUT MUNICIPAL BOND FUND

By Daniel Rabasco
      Supplies of municipal bonds were relatively tight in Connecticut during the last six months. This helped keep upward pressure on the prices of municipal bonds in the state and was especially helpful when interest rates rose. We further enhanced Fund returns by adjusting maturities of the Fund's investments as interest rates fluctuated and by emphasizing issues that investors favor in uncertain markets.
      For the six months ended April 30, 1997, the Fund's Trust Shares earned a total return of 1.78%. Before the deduction of the maximum 3.75% front-end sales charge, Retail A Shares earned a total return of 1.69%. (Please see the chart on page 2 for total returns after deduction of the front-end sales load.)


GALAXY CONNECTICUT MUNICIPAL BOND FUND
Growth of $10,000 investment*

                  Lehman Brothers  Galaxy Connecticut     Galaxy Connecticut
                     Municipal    Municipal Bond Fund -   Municipal Bond Fund -
                    Bond Index      Retail A Shares           Trust Shares
                  --------------- ---------------------   ---------------------
 3/16/93              10,000            9,625                   10,000
    1993              10,697           10,183                   10,580
    1994              10,231            9,532                    9,902
    1995              12,594           10,956                   11,413
    1996              12,952           11,429                   11,930
 4/30/97              13,618           11,623                   12,143

*Since inception on 3/16/93. Performance figures for Retail A Shares have been restated to include the effect of the maximum 3.75% front-end sales charge which became effective on December 1, 1995. The Lehman Brothers Municipal Bond Index is an unmanaged index in which investors cannot invest. Results for the index are calculated since 3/31/93 because the index returns are calculated at month-end only. Results for the index do not reflect the expenses and investment management fees incurred by the fund.


      These returns compare with a total return of 1.77% for the average Connecticut municipal bond fund tracked by Lipper and a return of 2.01% for the Lehman Municipal Bond Index.
      At April 30, 1997, the Fund's Trust Shares had a 30-day SEC annualized yield of 4.72%. On the same date, Retail A Shares had a SEC 30-day annualized yield of 4.40%. These equal taxable yields of 7.38% and 6.88%, respectively, for shareholders in the 36% federal income tax bracket who live in the State of Connecticut.

HIGHER COUPONS
      As interest rates were falling at the end of 1996, we increased the Fund's yield by trading municipal bonds with lower coupons for higher-coupon issues. The higher-coupon securities also enjoyed strong gains as investors searched for bonds with better income. The Fund benefited further from a focus on top-quality securities with better call protection. Because the yield curve was relatively flat during this time, we emphasized bonds that matured in 15 to 20 years.
      As the news for inflation and interest rates remained positive in December, we added issues that matured in 25 years. These investments further boosted the Fund's yield and performed well as interest rates continued to decline. We resumed our focus on maturities of 15 to 20 years when interest rates began to rise, so we could better protect the Fund from falling bond prices. Attention to municipal bonds with high coupons, strong credit quality and good call protection also helped the Fund's performance. We added longer-term issues again at the end of April, when rates had started to fall. Because the yield curve was relatively flat, and supplies were limited, this shift was relatively small.

LOCKING IN YIELDS
      If the yields of longer-term municipal bonds grow more attractive, and supplies are ample, we may increase the Fund's commitment to these issues in coming months. This would help us lock in strong yields for more time and increase the potential for capital appreciation when rates fall. In the meantime, we'll continue to stress investments in issues with good credit quality and call protection.

GALAXY MASSACHUSETTS
MUNICIPAL BOND FUND

By Daniel Rabasco
      In the six months ended April 30, 1997, we adjusted maturities of the Galaxy Massachusetts Municipal Bond Fund to take advantage of changes in interest rates. Because longer-term municipal bonds are more sensitive to interest rate changes than shorter-term issues, we increased positions in longer-term securities when interest rates were falling and decreased positions as interest rates rose.
      This strategy helped the Fund's Trust Shares earn a total return of 1.64% during the period and Retail A Shares earn a return of 1.58% before the deduction of the maximum 3.75% front-end sales charge. (Please see the chart on page 2 for total returns after deduction of the front-end sales load.)


GALAXY MASSACHUSETTS
MUNICIPAL BOND FUND
Growth of $10,000 investment*


                  Lehman Brothers Galaxy Massachusetts    Galaxy Massachusetts
                     Municipal    Municipal Bond Fund -   Municipal Bond Fund -
                    Bond Index      Retail A Shares           Trust Shares
                  --------------- ---------------------   ---------------------
 3/12/93              10,000            9,625                   10,000
    1993              10,584           10,146                   10,542
    1994              10,231            9,491                    9,859
    1995              12,594           10,868                   11,312
    1996              12,952           11,309                   11,795
 4/30/97              13,618           11,488                   11,989

*Since inception on 3/12/93. Performance figures for Retail A Shares have been restated to include the effect of the maximum 3.75% front-end sales charge which became effective on December 1, 1995. The Lehman Brothers Municipal Bond Index is an unmanaged index in which investors cannot invest. Results for the index do not reflect the expenses and investment management fees incurred by the Fund. Results for the index are calculated since 3/31/93 because the index returns are calculated at month-end only.


      Over the same period, the average Massachusetts Municipal Bond Fund tracked by Lipper had a total return of 1.74%, and the benchmark Lehman Municipal Bond Index had a return of 2.01%.
      At April 30, 1997, the Fund's Trust Shares had a 30-day SEC annualized yield of 5.04% and Retail A Shares had a 30-day SEC annualized yield of 4.81%. These equaled taxable yields of 7.88% and 7.52%, respectively, for shareholders in the 36% federal income tax bracket who live in the Commonwealth of Massachusetts.

TRADING MATURITIES
      At the start of the period, interest rates were falling, but the yield curve was relatively flat. As a result we focused on intermediate-term municipal bonds that matured in 15 to 20 years. We enhanced the Fund's yield during this time by trading issues with lower coupons for issues whose coupons were higher. These issues also performed well as demand increased for stronger yields.
      In December, when the outlook for inflation and interest rates was positive, we added municipal bonds that matured in 25 years. The longer-term issues gave the Fund extra yield and price appreciation while interest rates continued to fall. When interest rates reversed course, and bond prices fell, we focused again on maturities of 15 to 20 years. In the final weeks of April, when rates headed lower, we resumed investments in longer maturities to lock in the higher yields for more time.
      Throughout the period we emphasized top-quality municipal bonds that could not be called in by their issuers. These investments both enhanced the Fund's yield and protected the value of its shares when interest rates rose.

WATCHING SUPPLIES
      Because municipal supplies have been somewhat tight in Massachusetts, and the yield curve has been relatively flat, our recent investments in longer-term maturities have been modest. If long-term yields become more attractive, and supplies permit, we may add more of these issues in future months. As before, we will give extra attention to securities with high coupons, strong credit quality and good call protection -- while maintaining a well-diversified portfolio.

GALAXY RHODE ISLAND
MUNICIPAL BOND FUND

By Daniel Rabasco
      When investors are uncertain about inflation and interest rates, they tend to favor higher-coupon municipal issues with good credit quality. In the six months ended April 30, 1997, we gave added emphasis to these securities in the Galaxy Rhode Island Municipal Bond Fund. This helped the Fund's Retail A Shares earn a total return of 1.91% before the deduction of the maximum 3.75% front-end sales charge. (Please see the chart on page 2 for total returns after deduction of the front-end sales load.)
      That compares with a return of 1.89% for the average Rhode Island municipal bond fund tracked by Lipper and, 2.01% for the Lehman Municipal Bond Index.
      At the end of April, the Fund's Retail A Shares had a 30-day SEC annualized yield of 4.50% after the deduction of the 3.75% front-end sales charge. This equaled a taxable yield of 7.03% for taxpayers in the 36% federal income tax bracket who live in the State of Rhode Island.


GALAXY RHODE ISLAND MUNICIPAL BOND FUND
Growth of $10,000 investment*


                  Lehman Brothers      Galaxy Rhode Island
                     Municipal         Municipal Bond Fund -
                    Bond Index            Retail A Shares
                  ---------------      ---------------------
12/20/94              10,000                  9,625
    1995              11,445                 10,711
    1996              12,050                 11,270
 4/30/97              12,291                 11,485

*Since inception on 12/20/94. Performance figures for Retail A Shares have been restated to include the effect of the maximum 3.75% front-end sales charge which became effective on December 1, 1995. The Lehman Brothers Municipal Bond Index is an unmanaged index in which investors cannot invest. Results for the index do not reflect the expenses and investment management fees incurred by the Fund. Results for the index are calculated since 12/31/94 because the results are calculated at month-end only.


A FOCUS ON YIELD AND CREDIT QUALITY
      When interest rates were falling at the start of the period, higher-coupon municipal bonds attracted investors who wanted more yield. These issues also performed relatively well when interest rates rose and bond prices fell -- as did municipal bonds with strong credit quality.
      We further enhanced the Fund's return by adjusting the maturities of its investments. In December of 1996, when investors were especially hopeful about inflation and interest rates, we added investments in longer-term municipal bonds that matured in 25 years. These investments enjoyed extra price appreciation while interest rates were still falling. Once rates turned around, and bond prices declined, we again stressed maturities of 15 to 20 years.
      As in earlier periods, we emphasized municipal bonds with better call protection. This call protection strengthened the Fund's yield when interest rates fell and supported the value of Fund shares when rates rose.

PREPARING FOR SLOWER GROWTH
      If economic growth slows and inflation remains moderate, as we expect, interest rates should stabilize later this year and may even head lower. This would be a good time, therefore, to add longer-term issues to the Fund's portfolio. Supplies of new issues have been somewhat tight in Rhode Island, however. If supplies of new issues become more plentiful, and the yield curve steepens, we may give greater attention to longer-term issues in coming months. Meanwhile the high coupons and good call protection of the Fund's investments should continue to deliver solid yields.

Daniel Rabasco is a member of the Tax-Exempt Investment Policy Committee of Fleet Investment Advisors Inc.

-----------------------------------------
Investment returns and principal values will vary with market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Investment Adviser is presently waiving fees and/or reimbursing expenses. Without such waivers and/or reimbursements, performance would be lower. Past performance is no guarantee of future results. Total return figures in this report include changes in share price, and reinvestment of dividends and capital gains distributions, if any.

               ---------------

                                  TAX-EXEMPT BOND FUND
                                  PORTFOLIO OF INVESTMENTS
               THE GALAXY FUND    APRIL 30, 1997 (UNAUDITED)
               ---------------
                                                                   VALUE
   PAR VALUE                                                      (NOTE 2)
   ---------                                                      --------
MUNICIPAL SECURITIES - 98.51%

                        ALABAMA - 2.00%

$  3,000,000            Jefferson County, Sewer Revenue
                        Warrants, Series A
                        5.38%, 02/01/27
                        Insured: FGIC .....................      $  2,820,000
                                                                 ------------

                        ALASKA - 1.23%

     375,000            Alaska Municipal Bond Authority, GO
                        Series B
                        6.60%, 07/01/99
                        Insured: MBIA .....................           376,372
   1,275,000            Anchorage Alaska Hospital
                        Sisters of Providence Project
                        6.75%, 10/01/00 ...................         1,361,063
                                                                 ------------
                                                                    1,737,435
                                                                 ------------

                        ARIZONA - 2.40%

   1,455,000            Salt River Project Agricultural
                        Improvement and Power District
                        Electric System, Series A
                        7.10%, 01/01/00 ...................         1,507,307
   2,000,000            Salt River Project Agricultural
                        Improvement and Power District
                        Electric System, Series C
                        5.00%, 01/01/13 ...................         1,877,500
                                                                 ------------
                                                                    3,384,807
                                                                 ------------

                        CALIFORNIA - 0.69%

   1,000,000            California Educational Facilities
                        Authority
                        Santa Clara University
                        5.75%, 09/01/26
                        Insured: MBIA .....................           981,250
                                                                 ------------

                        CONNECTICUT - 4.18%

   1,000,000            Connecticut State HEFA
                        St. Francis Hospital and Medical Center
                        Series C
                        5.00%, 07/01/13
                        Insured: FGIC .....................           925,000
     910,000            Connecticut State Housing Finance
                        Authority Housing Mortgage Finance
                        Program, Series A
                        6.10%, 05/15/13 ...................           917,963
   1,000,000            Connecticut State Housing Finance
                        Authority Housing Mortgage Finance
                        Program, Series B-1
                        6.25%, 05/15/11 ...................         1,027,500
   2,000,000            Connecticut State Special Tax Obligation
                        Transportation Infrastructure, Series A
                        5.40%, 09/01/10 ...................         1,995,000
     500,000            Connecticut State Special Tax Obligation
                        Transportation Infrastructure, Series B
                        6.10%, 09/01/07 ...................           524,375
     500,000            South Central Regional Water Authority
                        Water System, Series 11
                        5.75%, 08/01/12
                        Insured: FGIC .....................           508,750
                                                                 ------------
                                                                    5,898,588
                                                                 ------------

                        FLORIDA - 6.09%

   1,000,000            Delray Beach, GO, Series A
                        5.10%, 02/01/13
                        Insured: FGIC .....................           945,000
   1,070,000            Florida State Board of Education
                        Capital Outlay
                        Public Education, GO, Series D
                        5.13%, 06/01/18 ...................           976,375
   1,000,000            Florida State Department of Transportation
                        Right of Way
                        5.40%, 07/01/16 ...................           965,000
   2,000,000            Jacksonville Electric Authority
                        Bulk Power, Scherer 4 Project, Series A
                        5.20%, 10/01/10 ...................         1,947,500
   1,400,000            Orange County Sales Tax, Series A
                        5.25%, 01/01/16
                        Insured: FGIC .....................         1,310,750
   1,500,000            Orlando Utilities Commission
                        Water and Electric Revenue
                        5.00%, 10/01/13 ...................         1,391,250
   1,000,000            Pinellas County Resource
                        Recovery Revenue, Series A
                        6.60%, 10/01/00
                        Insured: MBIA .....................         1,062,500
                                                                 ------------
                                                                    8,598,375
                                                                 ------------

                        GEORGIA - 0.71%

   1,000,000            Fulton County School District, GO
                        5.60%, 01/01/11 ...................         1,007,500
                                                                 ------------

                        HAWAII - 1.34%

   2,000,000            Hawaii State, GO, Series CN
                        5.25%, 03/01/17
                        Insured: FGIC .....................         1,887,500
                                                                 ------------

                        IDAHO - 0.38%

     500,000            Boise-Kuna Irrigation District
                        Lucky Peak Hydroelectric Project
                        6.60%, 07/01/05 ...................           541,875
                                                                 ------------

                        ILLINOIS - 4.31%

   2,000,000            Chicago, GO, Series B
                        5.13%, 01/01/22
                        Insured: AMBAC ....................         1,825,000
   1,000,000            Cook County, GO
                        7.25%, 11/01/07
                        Insured: MBIA .....................         1,167,500
   1,000,000            Illinois State Revenue, GO
                        5.80%, 09/01/18
                        Insured: FGIC .....................         1,001,250
   1,000,000            Peoria Public Building Commission
                        School Building and Facilities
                        District #150 Project
                        6.50%, 12/01/00
                        Insured: AMBAC ....................         1,037,500
   1,000,000            Regional Transportation Authority, Series A
                        6.25%, 06/01/15 ...................         1,048,750
                                                                 ------------
                                                                    6,080,000
                                                                 ------------

                        INDIANA - 3.23%

   1,000,000            Indiana State Office Building Commission
                        Series B, Capital Complex
                        Government Center North
                        5.25%, 07/01/15
                        Insured: AMBAC ....................           928,750
   2,000,000            Indianapolis Local Public
                        Improvement Bond Bank, Series A
                        6.00%, 01/10/18 ...................         2,012,500
   1,730,000            Vinton-Tecumseh School Building Corp.
                        First Mortgage
                        5.25%, 01/15/16
                        Insured: MBIA .....................         1,615,388
                                                                 ------------
                                                                    4,556,638
                                                                 ------------

                        IOWA - 0.36%

     500,000            Linn-Mar Community School District, GO
                        5.90%, 05/01/11
                        Insured: MBIA .....................           506,250
                                                                 ------------

                        KENTUCKY - 1.48%

   1,000,000            Kentucky Housing Corp. Guaranteed,
                        Series C-3
                        5.70%, 01/01/11 ...................         1,006,250
   1,000,000            Kentucky State Turnpike Authority
                        Economic Development
                        Road Revenue, Revitalization Projects
                        7.13%, 05/15/01 ...................         1,082,500
                                                                 ------------
                                                                    2,088,750
                                                                 ------------

                        MAINE - 2.47%

     250,000            Kennebec Water District
                        6.00%, 12/01/13 ...................           254,063
     500,000            Kennebec Water District
                        5.30%, 12/01/14 ...................           471,875
   1,000,000            Maine Health and Higher
                        Educational Facilities Authority
                        Maine Medical Center, Series C
                        5.00%, 11/15/13
                        Insured: FSA ......................           918,750
     250,000            Maine Municipal Bond Bank, Series B
                        6.75%, 11/01/12 ...................           269,375
     500,000            Maine Municipal Bond Bank
                        Sewer & Water Revenue
                        SRF Program, Series A
                        6.50%, 11/01/08 ...................           531,875
   1,000,000            Maine State Housing Authority Mortgage
                        Purchase, Series C-1
                        6.50%, 11/15/11 ...................         1,035,000
                                                                 ------------
                                                                    3,480,938
                                                                 ------------

                        MARYLAND - 1.19%

   1,750,000            Washington Suburban Sanitary District
                        Sewerage Disposal, GO and Revenue
                        5.25%, 06/01/13 ...................         1,686,563
                                                                 ------------

                        MASSACHUSETTS - 5.79%

     250,000            Massachusetts Bay
                        Transportation Authority
                        Transportation System, Series C
                        6.10%, 03/01/07 ...................           264,688
   1,000,000            Massachusetts Municipal Wholesale
                        Electric Copower Supply System, Series D
                        6.00%, 07/01/11
                        Insured: MBIA .....................         1,038,750
   2,000,000            Massachusetts State, GO, Series A
                        5.50%, 02/01/11 ...................         1,995,000
   2,000,000            Massachusetts State HEFA
                        Baystate Medical Center, Series D
                        5.00%, 07/01/12
                        Insured: FGIC .....................         1,870,000
      50,000            Massachusetts State HEFA
                        Brigham & Women's Hospital, Series D
                        6.50%, 07/01/04 ...................            53,438
   1,000,000            Massachusetts State HEFA
                        Capital Asset Program, Series F
                        6.70%, 10/01/98
                        Insured: MBIA .....................         1,036,250
     200,000            Massachusetts State HEFA
                        South Shore Hospital, Series D
                        6.50%, 07/01/10 ...................           215,250
      50,000            Massachusetts State Housing Finance Agency
                        Residential Development, Series C
                        6.88%, 11/15/11 ...................            53,500
     640,000            Massachusetts State Housing Finance Agency
                        Single Family, Series 22
                        6.10%, 06/01/16 ...................           648,000
   1,000,000            Massachusetts State, SP OB, Series A
                        5.80%, 06/01/14 ...................         1,002,500
                                                                 ------------
                                                                    8,177,376
                                                                 ------------

                        MICHIGAN - 2.36%

   1,000,000            Central Michigan University
                        6.00%, 10/01/13
                        Insured: MBIA .....................         1,031,250
   1,375,000            Hartford Public Schools
                        Building & Site, GO
                        5.25%, 05/01/20
                        Insured: MBIA .....................         1,273,594
   1,000,000            Michigan Public Power Agency
                        Belle River Project, Series A
                        5.50%, 01/01/13 ...................           971,250
      50,000            Michigan State Trunk Line, Series A
                        6.00%, 08/15/19 ...................            50,313
                                                                 ------------
                                                                    3,326,407
                                                                 ------------

                        MINNESOTA - 0.76%

   1,000,000            Minnesota Public Facilities Authority
                        Water Pollution Control, Series A
                        6.90%, 03/01/00 ...................         1,077,500
                                                                 ------------

                        NEVADA - 1.80%

   1,000,000            Clark County, GO and Revenue,
                        Series A
                        6.00%, 06/01/02
                        Insured: AMBAC ....................         1,051,250
   1,000,000            Las Vegas Sewer, GO and Revenue,
                        Series B
                        5.00%, 01/01/09
                        Insured: MBIA .....................           971,250
     500,000            Nevada State, GO, Series B
                        6.00%, 05/01/10 ...................           518,125
                                                                 ------------
                                                                    2,540,625
                                                                 ------------

                        NEW HAMPSHIRE - 0.89%

   1,000,000            Manchester, GO, Series B
                        5.25%, 07/01/08 ...................         1,001,250
     250,000            New Hampshire State Turnpike System
                        6.00%, 04/01/13 ...................           252,813
                                                                 ------------
                                                                    1,254,063
                                                                 ------------

                        NEW JERSEY - 2.57%

   1,000,000            Mercer County Improvement Authority
                        Customer Receipts, Justice Complex
                        6.05%, 01/01/07 ...................         1,001,000
                        New Jersey (continued)

   2,750,000            New Jersey State Transportation Trust
                        Transportation System, Series B
                        5.25%, 06/15/15 ...................         2,622,813
                                                                 ------------
                                                                    3,623,813
                                                                 ------------

                        NEW YORK - 6.63%

   1,000,000            Battery Park City Authority
                        Senior, Series A
                        5.50%, 11/01/10 ...................           977,500
   1,000,000            New York City Municipal Water
                        Finance Authority
                        Water and Sewer System, Series A
                        5.50%, 06/15/11 ...................           988,750
   1,000,000            New York, GO, Series I
                        6.00%, 04/15/09 ...................         1,001,250
     250,000            New York State, GO
                        6.10%, 11/15/09 ...................           260,938
   1,000,000            New York State, GO
                        5.50%, 06/15/10 ...................         1,000,000
   1,000,000            New York State Dormitory Authority
                        University of Rochester
                        6.50%, 07/01/09 ...................         1,022,870
     125,000            New York State Local Government
                        Assistance Corp., Series A
                        7.00%, 04/01/12 ...................           138,594
   1,000,000            New York State Local Government
                        Assistance Corp., Series B
                        5.63%, 04/01/13 ...................           988,750
   2,000,000            New York State Local Government
                        Assistance Corp., Series C
                        5.38%, 04/01/12 ...................         1,935,000
   1,000,000            Port Authority of New York
                        and New Jersey
                        JFK International Air Terminal
                        6.00%, 12/01/07
                        Insured: MBIA .....................         1,051,250
                                                                 ------------
                                                                    9,364,902
                                                                 ------------

                        NORTH CAROLINA - 1.79%

   1,500,000            Charlotte Certificates of Participation
                        Convention Facility Project
                        6.35%, 12/01/00
                        Insured: AMBAC ....................         1,582,500
     925,000            North Carolina Housing Finance Agency
                        Single Family Revenue, Series Y
                        6.30%, 09/01/15 ...................           951,594
                                                                 ------------
                                                                    2,534,094
                                                                 ------------

                        OHIO - 2.76%

   1,000,000            Cleveland Waterworks, First Mortgage
                        Series F-92 A
                        6.25%, 01/01/15
                        Insured: AMBAC ....................         1,040,000
   1,000,000            Cleveland Waterworks
                        Refunding and Improvement
                        First Mortgage, Series H
                        5.50%, 01/01/10
                        Insured: MBIA .....................         1,006,250
   1,000,000            Ohio State Building Authority
                        State Facilities, Adult Correctional,
                        Series A
                        6.00%, 04/01/06
                        Insured: AMBAC ....................         1,062,500
     750,000            Ohio State Public Facilities Commission
                        Higher Education Facilities, Series B
                        6.50%, 12/01/99
                        Insured: AMBAC ....................           785,625
                                                                 ------------
                                                                    3,894,375
                                                                 ------------

                        PENNSYLVANIA - 6.20%

   1,975,000            Delaware County, GO
                        5.13%, 11/15/16 ...................         1,854,031
   1,000,000            Luzerne County, GO, Series B
                        6.00%, 09/15/11
                        Insured: FGIC .....................         1,015,000
   1,900,000            Pennsylvania Higher Educational
                        Facilities Authority, Health Services
                        University of Pennsylvania, Series A
                        5.88%, 01/01/15 ...................         1,916,625
   1,000,000            Pennsylvania State, GO, Second
                        Series A
                        6.50%, 11/01/04
                        Insured: MBIA .....................         1,080,000
   2,000,000            Pennsylvania State, GO, Second Series
                        5.00%, 11/15/13
                        Insured: AMBAC ....................         1,880,000
     955,000            Pennsylvania State Higher Education
                        Assistance Agency, Student Loan
                        Revenue, Series A
                        6.80%, 12/01/00 ...................         1,013,494
                                                                 ------------
                                                                    8,759,150
                                                                 ------------

                        RHODE ISLAND - 7.11%

      50,000            Barrington, GO
                        6.35%, 12/01/07 ...................            53,313
     135,000            Jamestown, GO
                        6.75%, 09/01/10 ...................           144,450
     200,000            Rhode Island Clean Water
                        Protection Finance Agency, PCR,
                        Revolving Fund Pooled Loan Issue,
                        Series A
                        6.75%, 10/01/13
                        Insured: MBIA .....................           216,500
     700,000            Rhode Island Housing
                        and Mortgage Finance Corp.
                        Homeownership Opportunity, Series 13
                        6.70%, 10/01/15 ...................           728,875
                        Rhode Island (continued)
   1,000,000            Rhode Island Housing
                        and Mortgage Finance Corp.
                        Homeownership Opportunity, Series 19-A
                        5.70%, 04/01/15 ...................           993,750
     500,000            Rhode Island State
                        Consolidated Capital Development Loan
                        GO, Series A
                        5.50%, 08/01/07 ...................           509,375
   1,000,000            Rhode Island State
                        Consolidated Capital Development Loan
                        GO, Series A
                        5.10%, 11/01/11 ...................           945,000
     250,000            Rhode Island State
                        Consolidated Capital Development Loan
                        GO, Series B
                        6.25%, 05/15/07 ...................           264,688
   1,000,000            Rhode Island State Health and
                        Educational Building Corp.
                        Higher Education, Auxiliary, Series A
                        5.50%, 09/15/13
                        Insured: MBIA .....................           975,000
      50,000            Rhode Island State Health and
                        Educational Building Corp.
                        Higher Education, Brown University
                        6.60%, 09/01/05 ...................            52,875
   1,500,000            Rhode Island State Health and
                        Educational Building Corp.
                        Higher Education, Johnson and Wales
                        University
                        6.38%, 04/01/12
                        Insured: Connie Lee ...............         1,601,250
   1,500,000            Rhode Island State Health and
                        Educational Building Corp.
                        Higher Education, Johnson and
                        Wales University, Series A
                        5.75%, 04/01/12
                        Insured: Connie Lee ...............         1,501,875
     500,000            Rhode Island State Health and
                        Educational Building Corp.
                        Miriam Hospital, Series B
                        6.50%, 04/01/13 ...................           545,625
   1,000,000            Rhode Island State Public Buildings
                        Authority State Projects, Series A
                        5.10%, 02/01/05
                        Insured: AMBAC ....................         1,001,250
      50,000            Rhode Island State Public Buildings
                        Authority State Projects, Series A
                        5.25%, 08/01/06 ...................            49,438
     395,000            Rhode Island State Public Buildings
                        Authority State Projects, Series A
                        6.00%, 02/01/11
                        Insured: AMBAC ....................           405,369
      50,000            Rhode Island State
                        Student Loan Authority, Series A
                        6.40%, 12/01/99 ...................            52,375
                                                                 ------------
                                                                   10,041,008
                                                                 ------------

                        SOUTH CAROLINA - 2.46%

   2,100,000            Oconee County, PCR
                        Duke Power Co. Project
                        5.80%, 04/01/14 ...................         2,136,750
     500,000            Piedmont Municipal Power Agency
                        Electric Revenue
                        6.10%, 01/01/06
                        Insured: MBIA .....................           532,500
     750,000            Richland County
                        Certificates of Participation
                        6.90%, 02/01/01
                        Insured: FGIC .....................           804,375
                                                                 ------------
                                                                    3,473,625
                                                                 ------------

                        SOUTH DAKOTA - 1.27%

   1,000,000            Rapid City Sales Tax Revenue, Series B
                        6.20%, 06/01/12
                        Insured: FGIC .....................         1,040,000
     750,000            South Dakota
                        Housing Development Authority
                        Homeownership Mortgage, Series A
                        5.30%, 05/01/03 ...................           759,375
                                                                 ------------
                                                                    1,799,375
                                                                 ------------

                        TENNESSEE - 2.53%

     500,000            Memphis Water Revenue, Series A
                        6.00%, 01/01/07 ...................           524,375
   2,000,000            Metropolitan Government
                        Nashville and Davidson County, GO
                        5.88%, 05/15/26 ...................         2,010,000
   1,000,000            Metropolitan Government
                        Nashville and Davidson County
                        Health and Education Facilities Board
                        Vanderbilt University, Series B
                        6.30%, 10/01/14 ...................         1,035,000
                                                                 ------------
                                                                    3,569,375
                                                                 ------------

                        TEXAS - 3.18%

     215,000            Harris County, Toll Road
                        Unrefunded, Series A
                        6.50%, 08/15/17
                        Insured: AMBAC ....................           234,081
      35,000            Harris County, Toll Road
                        Unrefunded, Series A
                        6.50%, 08/15/17
                        Insured: AMBAC ....................            37,319
   1,000,000            North Central
                        Health Facilities Development Corp.
                        Presbyterian Healthcare
                        5.90%, 06/01/21 ...................           990,000
     950,000            North Texas Higher Education Authority
                        Student Loan Revenue, Series A
                        6.50%, 04/01/99
                        Insured: AMBAC ....................           969,000
   2,000,000            San Antonio Airport System
                        7.13%, 07/01/05
                        Insured: AMBAC ....................         2,260,000
                                                                 ------------
                                                                    4,490,400
                                                                 ------------

                        UTAH - 3.47%

   2,000,000            Intermountain Power Agency
                        Utah Power Supply, Series A
                        5.50%, 07/01/10 ...................         1,987,500
   1,000,000            Intermountain Power Agency
                        Utah Power Supply, Series F
                        6.75%, 07/01/98 ...................         1,013,610
   2,000,000            Salt Lake County, GO
                        5.25%, 12/15/15 ...................         1,905,000
                                                                 ------------
                                                                    4,906,110
                                                                 ------------

                        VERMONT - 0.68%

   1,000,000            Vermont State, GO, Series A
                        5.13%, 01/15/14 ...................           958,750
                                                                 ------------

                        VIRGINIA - 2.01%

   1,000,000            Norfolk Industrial
                        Development Authority
                        Children's Hospital, Kings Group
                        6.50%, 06/01/21
                        Insured: AMBAC ....................         1,058,750
   2,000,000            Upper Occoquan Sewerage Authority
                        Regional Sewerage Revenue, Series A
                        5.00%, 07/01/25
                        Insured: MBIA .....................         1,782,500
                                                                 ------------
                                                                    2,841,250
                                                                 ------------

                        WASHINGTON - 6.03%

   1,000,000            Lewis County Public Utilities, District No. 1
                        Cowlitz Falls Hydroelectric
                        5.50%, 10/01/13 ...................           981,250
   1,000,000            Seattle Municipal Light and Power
                        5.38%, 11/01/18 ...................           945,000
   1,000,000            Seattle Municipality, Metropolitan
                        Seattle Sewer Revenue, Series S
                        6.80%, 01/01/02 ...................         1,037,350
   3,000,000            Washington State, GO, Series C
                        5.50%, 01/01/17 ...................         2,902,500
   1,500,000            Washington State Public Power
                        Supply System
                        Nuclear Project No. 1, Series A
                        7.25%, 07/01/99 ...................         1,582,500
   1,000,000            Washington State Public Power
                        Supply System
                        Nuclear Project No. 2, Series C
                        7.30%, 07/01/00 ...................         1,072,500
                                                                 ------------
                                                                    8,521,100
                                                                 ------------

                        WEST VIRGINIA - 1.75%

   2,000,000            West Virginia School Building Authority
                        Capital Improvement
                        5.50%, 07/01/11
                        Insured: AMBAC ....................         1,985,000
     500,000            West Virginia State
                        Housing Development Fund Series A
                        5.50%, 11/01/14 ...................           486,875
                                                                 ------------
                                                                    2,471,875
                                                                 ------------

                        WISCONSIN - 3.28%

     600,000            Milwaukee Metropolitan Sewer District
                        GO, Series A
                        6.50%, 10/01/98 ...................           618,750
     500,000            Mukwonago School District, GO
                        5.90%, 03/01/13
                        Insured: AMBAC ....................           521,250
     500,000            Verona Area School District, GO
                        Series A
                        5.90%, 10/01/13
                        Insured: FGIC .....................           506,875
   1,000,000            Wisconsin State, GO, Series A
                        5.00%, 05/01/13 ...................           943,750
   1,000,000            Wisconsin State Clean Water Revenue
                        Series 1
                        5.10%, 06/01/08 ...................           996,250
   1,000,000            Wisconsin State Transportation
                        Pre-refunded, Series B
                        5.75%, 07/01/12 ...................         1,038,750
                                                                 ------------
                                                                    4,625,625
                                                                 ------------

                        OTHER TERRITORIES - 1.13%

   1,650,000            Puerto Rico Public Buildings Authority
                        Government Facilities, Series A
                        5.50%, 07/01/21 ...................         1,602,563
                                                                 ------------
                        TOTAL MUNICIPAL SECURITIES ........       139,109,830
                        (Cost $137,640,898)                      ------------

     SHARES
     ------
INVESTMENT COMPANY - 0.84%

   1,180,041            Money Market Obligations Trust ....       $ 1,180,041
                                                                 ------------
                        TOTAL INVESTMENT COMPANY ..........         1,180,041
                                                                 ------------

                        (Cost $1,180,041)

TOTAL INVESTMENTS - 99.35% ................................       140,289,871
(Cost $138,820,939)                                              ------------

NET OTHER ASSETS AND LIABILITIES - 0.65% ..................           919,159
                                                                 ------------
NET ASSETS - 100.00% ......................................      $141,209,030
                                                                 ============

------------------------
AMBAC                   American Municipal Bond Assurance Corp.
Connie Lee              College Construction Loan Association
FGIC                    Federal Guaranty Insurance Corp.
FSA                     Financial Security Assurance
GO                      General Obligation
HEFA                    Health and Educational Facilities Authority
MBIA                    Municipal Bond Investors Assurance
PCR                     Pollution Control Revenue
SP OB                   Special Obligation

                      See Notes to Financial Statements.

               ---------------

                                  NEW YORK MUNICIPAL BOND FUND
                                  PORTFOLIO OF INVESTMENTS
               THE GALAXY FUND    APRIL 30, 1997 (UNAUDITED)
               ---------------
                                                                   VALUE
   PAR VALUE                                                      (NOTE 2)
   ---------                                                      --------
MUNICIPAL SECURITIES - 98.86%

                        NEW YORK - 98.86%

$  1,000,000            Albany County, GO
                        5.50%, 06/01/08
                        Insured: FGIC .....................      $  1,016,250
     500,000            Albany County, GO
                        5.25%, 11/01/08
                        Insured: MBIA .....................           498,746
     500,000            Albany County, GO
                        5.25%, 11/01/09
                        Insured: MBIA .....................           496,250
   2,000,000            Battery Park City Authority
                        Senior Lien, Series A
                        5.00%, 11/01/08 ...................         1,885,000
     100,000            Canandaigua City School District, GO
                        6.50%, 06/01/10
                        Insured: AMBAC ....................           109,375
     150,000            Chenango, GO
                        6.00%, 07/15/06 ...................           158,813
     100,000            Huntington, GO, Series B
                        6.25%, 04/15/07
                        Insured: AMBAC ....................           106,625
     500,000            Irvington Union Free School District
                        GO, Series B
                        5.10%, 07/15/06
                        Insured: AMBAC ....................           500,000
   1,000,000            Metropolitan Transportation Authority
                        Dedicated Tax Fund, Series A
                        5.25%, 04/01/21
                        Insured: MBIA .....................           932,500
     100,000            Monroe County Public Improvement, GO
                        6.20%, 06/01/05
                        Insured: AMBAC ....................           107,000
     750,000            Monroe County Public Improvement, GO
                        6.10%, 03/01/09
                        Insured: MBIA .....................           783,750
     100,000            Monroe County Public Improvement, GO
                        6.10%, 06/01/14
                        Insured: AMBAC ....................           107,875
     900,000            Monroe County Public Improvement
                        GO, Unrefunded Balance
                        6.10%, 06/01/14
                        Insured: AMBAC ....................           970,875
   1,000,000            Monroe County, Water Authority,
                        Series A
                        6.25%, 08/01/11 ...................         1,050,000
     450,000            Municipal Assistance Corporation,
                        Series 59
                        6.50%, 07/01/07 ...................           451,854
     750,000            Municipal Assistance Corporation,
                        Series 61
                        5.75%, 07/01/08 ...................           751,155
     225,000            Nassau County, GO
                        6.10%, 05/15/05
                        Insured: MBIA .....................           241,313
     500,000            New Castle Public Improvement, GO
                        5.88%, 09/15/09 ...................           516,250
     750,000            New York City Municipal Water
                        Finance Authority
                        Water and Sewer Assistance, Series A
                        5.90%, 06/15/04 ...................           795,000
     500,000            New York City Municipal Water
                        Finance Authority
                        Water and Sewer Assistance, Series A
                        6.10%, 06/15/06 ...................           531,875
   1,675,000            New York City Municipal Water
                        Finance Authority
                        Water and Sewer Assistance, Series A
                        5.50%, 06/15/11 ...................         1,656,156
   1,000,000            New York City Municipal Water
                        Finance Authority
                        Water and Sewer Assistance, Series A
                        6.00%, 06/15/17 ...................           988,750
   1,000,000            New York City Municipal Water
                        Finance Authority
                        Water and Sewer Assistance, Series A
                        5.75%, 06/15/18
                        Insured: AMBAC ....................           982,500
     750,000            New York City Municipal Water
                        Finance Authority
                        Water and Sewer Assistance, Series B
                        5.75%, 06/15/13
                        Insured: MBIA .....................           769,688
   2,000,000            New York City Municipal Water
                        Finance Authority
                        Water and Sewer Assistance, Series B
                        5.75%, 06/15/26
                        Insured: MBIA .....................         1,960,000
   1,000,000            New York, GO, Series I
                        6.00%, 04/15/09 ...................         1,001,250
     200,000            New York State, GO
                        6.70%, 03/01/07 ...................           215,500
   1,000,000            New York State, GO
                        6.25%, 09/15/07 ...................         1,061,250
     100,000            New York State, GO
                        6.90%, 02/01/08 ...................           108,625
     500,000            New York State, GO
                        6.25%, 06/15/08 ...................           528,750
   1,000,000            New York State, GO
                        5.50%, 06/15/10 ...................         1,000,000
   1,000,000            New York State, GO
                        6.13%, 11/15/10 ...................         1,040,000
     500,000            New York State, GO
                        6.00%, 11/15/11 ...................           518,750
   1,030,000            New York State Dormitory Authority
                        Cornell University
                        5.40%, 07/01/12 ...................         1,009,400
     500,000            New York State Dormitory Authority
                        New York University
                        6.25%, 07/01/09
                        Insured: FGIC .....................           526,875
   2,000,000            New York State Dormitory Authority
                        St. Johns University
                        5.70%, 07/01/26
                        Insured: MBIA .....................         1,975,000
     500,000            New York State Dormitory Authority
                        University of Rochester
                        6.50%, 07/01/09 ...................           511,435
   1,000,000            New York State Dormitory Authority
                        University of Rochester
                        Strong Memorial Hospital
                        5.40%, 07/01/06 ...................         1,018,750
   2,000,000            New York State Energy Research
                        & Development Authority
                        Gas Facilities, Brooklyn Union Gas
                        Company, Series A
                        5.50%, 01/01/21
                        Insured: MBIA .....................         1,912,500
   1,000,000            New York State Environmental
                        Facilities Corp., State Water
                        Revolving Fund, PCR
                        NYC Municipal Water
                        5.60%, 06/15/05 ...................         1,037,500
   1,000,000            New York State Environmental
                        Facilities Corp., State Water
                        Revolving Fund, PCR
                        Pooled Loan, Series A
                        5.35%, 09/15/06 ...................         1,023,750
   1,000,000            New York State Environmental
                        Facilities Corp., State Water
                        Revolving Fund, PCR
                        Pooled Loan, Series A
                        5.40%, 09/15/07 ...................         1,017,500
     500,000            New York State Environmental
                        Facilities Corp., State Water
                        Revolving Fund, PCR
                        Pooled Loan, Series B
                        6.50%, 09/15/08 ...................           544,375
     100,000            New York State Environmental
                        Facilities Corp., State Water
                        Revolving Fund, PCR, Series A
                        6.40%, 09/15/06 ...................           108,625
     100,000            New York State Environmental
                        Facilities Corp., State Water
                        Revolving Fund, PCR, Series E
                        6.88%, 06/15/10 ...................           109,000
     500,000            New York State Housing Finance Agency
                        Multifamily Mortgage Housing,
                        Series A
                        6.95%, 08/15/12 ...................           528,125
     300,000            New York State Local Government
                        Assistance Corp., Series A
                        6.88%, 04/01/06 ...................           327,000
   1,000,000            New York State Local Government
                        Assistance Corp., Series A
                        5.38%, 04/01/19 ...................           940,000
     250,000            New York State Local Government
                        Assistance Corp., Series B
                        6.00%, 04/01/07 ...................           260,938
   1,000,000            New York State Local Government
                        Assistance Corp., Series B
                        5.63%, 04/01/13 ...................           988,750
   1,000,000            New York State Local Government
                        Assistance Corp., Series B
                        6.00%, 04/01/18 ...................         1,007,500
   1,250,000            New York State Local Government
                        Assistance Corp., Series C
                        6.00%, 04/01/07 ...................         1,304,688
     250,000            New York State Local Government
                        Assistance Corp., Series C
                        6.50%, 04/01/15 ...................           259,688
     750,000            New York State Medical Care Facilities
                        Finance Agency
                        Second Mortgage Program
                        Health Care Projects, Series A
                        5.05%, 02/15/08 ...................           728,438
     800,000            New York State Medical Care Facilities
                        Finance Agency
                        Second Mortgage Program
                        Health Care Projects, Series B
                        6.35%, 11/01/14 ...................           824,000
     500,000            New York State Mortgage Agency
                        Homeowner Mortgage, Series 27
                        6.90%, 04/01/15 ...................           537,500
     145,000            New York State Mortgage Agency
                        Revenue, Series A
                        6.88%, 04/01/17 ...................           146,631
   1,000,000            New York State Power Authority
                        Revenue, Series AA
                        6.38%, 01/01/12 ...................         1,037,500
     500,000            New York State Power Authority
                        Revenue, Series Z
                        6.63%, 01/01/12 ...................           539,375
   1,750,000            New York State Thruway Authority
                        Revenue Highway & Bridge Trust Fund,
                        Series A
                        5.25%, 04/01/14
                        Insured: AMBAC ....................         1,671,250
   1,250,000            New York State Thruway Authority
                        Revenue Series A
                        5.88%, 01/01/07 ...................         1,292,188
     500,000            Onandaga County, GO
                        5.88%, 02/15/10 ...................           528,125
     250,000            Orange County, GO
                        6.20%, 12/01/09 ...................           261,875
     100,000            Orange County, GO
                        6.20%, 12/01/10 ...................           104,625
     100,000            Orleans County, GO
                        6.50%, 09/15/08 ...................           110,875
     500,000            Oyster Bay, GO, Series A
                        5.30%, 04/15/08
                        Insured: FGIC .....................           498,125
     200,000            Port Authority of New York
                        and New Jersey
                        Consolidated Loan, Series 71
                        6.90%, 07/15/09 ...................           211,500
     500,000            Port Authority of New York
                        and New Jersey
                        Consolidated Loan, Series 78
                        6.50%, 04/15/11 ...................           526,250
   1,000,000            Port Authority of New York
                        and New Jersey
                        Consolidated Loan, Series 86
                        5.00%, 07/01/06 ...................         1,001,250
     500,000            Port Authority of New York
                        and New Jersey
                        Consolidated Loan, Series 100
                        5.75%, 12/15/13 ...................           504,375
   1,000,000            Port Authority of New York
                        and New Jersey
                        JFK International Air Terminal
                        6.00%, 12/01/07
                        Insured: MBIA .....................         1,051,250
     500,000            Rochester, GO, Series A
                        5.00%, 08/15/07
                        Insured: AMBAC ....................           498,125
   1,000,000            Syracuse, GO, Series A
                        5.10%, 02/15/08 ...................           991,250
     500,000            Tompkins County, GO, Series B
                        5.63%, 09/15/12 ...................           500,000
   1,000,000            Triborough Bridge and
                        Tunnel Authority, Revenue
                        General Purpose, Series A
                        5.00%, 01/01/07 ...................           998,750
     500,000            Triborough Bridge and
                        Tunnel Authority, Revenue
                        General Purpose, Series X
                        6.00%, 01/01/06 ...................           516,875
     500,000            Triborough Bridge and
                        Tunnel Authority, Revenue
                        General Purpose, Series X
                        6.00%, 01/01/07 ...................           515,625
     750,000            Triborough Bridge and
                        Tunnel Authority, Revenue
                        General Purpose, Series X
                        6.00%, 01/01/08 ...................           770,625
     300,000            Triborough Bridge and
                        Tunnel Authority, Revenue
                        General Purpose, Series X
                        6.63%, 01/01/12 ...................           336,375
     750,000            Triborough Bridge and
                        Tunnel Authority, Revenue
                        General Purpose, Series Y
                        6.00%, 01/01/12 ...................           793,125
     100,000            Triborough Bridge and Tunnel
                        Authority, Revenue, SP OB
                        6.10%, 01/01/05
                        Insured: FGIC .....................           105,625
     250,000            Triborough Bridge and Tunnel
                        Authority, Revenue, SP OB
                        6.15%, 01/01/06
                        Insured: FGIC .....................           265,938
     500,000            United Nations Development Corp.
                        Senior Lien, Series A
                        6.00%, 07/01/06 ...................           523,750
   2,000,000            United Nations Development Corp.
                        Senior Lien, Series A
                        6.00%, 07/01/12 ...................         2,020,000
     500,000            United Nations Development Corp.
                        Subordinate Lien, Series B
                        6.20%, 07/01/11 ...................           517,500
                                                                 ------------
                        TOTAL MUNICIPAL SECURITIES ........        61,181,819
                        (Cost $60,109,869)                       ------------

     SHARES
     ------
INVESTMENT COMPANY - 1.41%

     874,420            New York Federated Municipal Cash Trust       874,420
                                                                 ------------
                        TOTAL INVESTMENT COMPANY ..........           874,420
                        (Cost $874,420)                          ------------
TOTAL INVESTMENTS - 100.27% ...............................        62,056,239
(Cost $60,984,289)                                               ------------

NET OTHER ASSETS AND LIABILITIES - (0.27)% ................          (166,908)
                                                                 ------------

NET ASSETS - 100.00% ......................................      $ 61,889,331
                                                                 ============
----------------------------
AMBAC                   American Municipal Bond Assurance Corp.
FGIC                    Federal Guaranty Insurance Corp.
GO                      General Obligation
MBIA                    Municipal Bond Investors Assurance
PCR                     Pollution Control Revenue
SP OB                   Special Obligation

                      See Notes to Financial Statements.

               ---------------

                                  CONNECTICUT MUNICIPAL BOND FUND
                                  PORTFOLIO OF INVESTMENTS
               THE GALAXY FUND    APRIL 30, 1997 (UNAUDITED)
               ---------------
                                                                   VALUE
   PAR VALUE                                                      (NOTE 2)
   ---------                                                      --------
MUNICIPAL SECURITIES - 101.50%

                        CONNECTICUT - 97.60%

$    245,000            Bolton, GO
                        5.10%, 06/01/06 ...................      $    241,631
     145,000            Bozrah, GO
                        4.90%, 04/15/03
                        Insured: MBIA .....................           146,262
     355,000            Bristol Water, GO
                        5.15%, 06/15/07 ...................           355,888
     175,000            Brookfield, GO
                        5.10%, 07/15/07 ...................           174,125
     210,000            Brookfield, GO
                        5.20%, 07/15/09 ...................           207,638
     250,000            Cheshire, GO
                        4.30%, 08/15/01 ...................           246,250
     250,000            Cheshire, GO
                        5.10%, 08/15/07 ...................           247,813
     400,000            Connecticut State Airport Revenue
                        Bradley International Airport
                        7.40%, 10/01/04
                        Insured: FGIC .....................           461,500
     325,000            Connecticut State Clean Water Fund
                        5.50%, 10/01/04 ...................           340,844
     200,000            Connecticut State Clean Water Fund
                        6.00%, 10/01/12 ...................           211,000
     750,000            Connecticut State
                        Development Authority, Water
                        Facility, Stamford Water Co. Project
                        5.30%, 09/01/28 ...................           675,938
     200,000            Connecticut State, GO
                        6.70%, 12/01/98 ...................           207,182
     100,000            Connecticut State, GO, Series A
                        4.75%, 11/15/01 ...................           100,500
     250,000            Connecticut State, GO, Series A
                        5.00%, 11/15/03 ...................           252,188
     250,000            Connecticut State, GO, Series A
                        5.10%, 11/15/04 ...................           251,563
     200,000            Connecticut State, GO, Series B
                        4.80%, 09/15/01 ...................           201,250
     100,000            Connecticut State, GO, Series B
                        6.50%, 08/01/06 ...................           106,000
     400,000            Connecticut State, GO, Series B
                        5.40%, 03/15/08 ...................           407,000
     100,000            Connecticut State, GO, Series C
                        5.00%, 05/01/05 ...................            99,750
     500,000            Connecticut State, GO, Series C
                        5.50%, 08/15/05 ...................           515,625
   1,000,000            Connecticut State, GO, Series D
                        4.70%, 08/01/03 ...................           992,500
     300,000            Connecticut State, GO, Series D
                        4.75%, 08/01/04 ...................           296,625
     500,000            Connecticut State, GO, Series E
                        6.00%, 03/15/12 ...................           528,125
      50,000            Connecticut State HEFA
                        Cherry Brook Nursing Center Project
                        5.88%, 11/01/12 ...................            50,750
     250,000            Connecticut State HEFA
                        Connecticut State University System
                        Series A
                        5.13%, 11/01/09
                        Insured: MBIA .....................           245,000
     500,000            Connecticut State HEFA
                        Connecticut State University System
                        Series A
                        5.13%, 11/01/10
                        Insured: MBIA .....................           484,375
     750,000            Connecticut State HEFA
                        Greenwich Hospital Issue, Series A
                        5.30%, 07/01/08
                        Insured: MBIA .....................           750,938
     375,000            Connecticut State HEFA
                        Newington Childrens Hospital, Series A
                        5.65%, 07/01/05
                        Insured: MBIA .....................           389,531
     200,000            Connecticut State HEFA
                        St. Francis Hospital and Medical Center
                        Series C
                        4.80%, 07/01/07
                        Insured: FGIC .....................           193,000
     300,000            Connecticut State HEFA
                        St. Francis Hospital and Medical Center
                        Series C
                        5.00%, 07/01/13
                        Insured: FGIC .....................           277,500
     200,000            Connecticut State HEFA
                        Taft School Issue, Series B
                        5.25%, 07/01/13 ...................           187,250
     200,000            Connecticut State HEFA
                        Taft School Issue, Series B
                        5.40%, 07/01/20 ...................           182,750
     500,000            Connecticut State HEFA
                        William W. Backus Hospital Issue,
                        Series D
                        5.63%, 07/01/17
                        Insured: AMBAC ....................           492,500
     350,000            Connecticut State HEFA
                        Yale University, Series K
                        6.38%, 07/01/13 ...................           355,688
     200,000            Connecticut State Housing Finance
                        Authority Housing Mortgage Finance
                        Program, Series A
                        5.40%, 05/15/04 ...................           204,000
     105,000            Connecticut State Housing Finance
                        Authority Housing Mortgage Finance
                        Program, Series A
                        5.60%, 05/15/05 ...................           108,544
     125,000            Connecticut State Housing Finance
                        Authority Housing Mortgage Finance
                        Program, Series A-1
                        5.85%, 11/15/16 ...................           125,000
     400,000            Connecticut State Housing Finance
                        Authority Housing Mortgage Finance
                        Program, Series B
                        6.25%, 11/15/05 ...................           421,000
     100,000            Connecticut State Housing Finance
                        Authority Housing Mortgage Finance
                        Program, Series B
                        6.20%, 05/15/12 ...................           102,000
     415,000            Connecticut State Housing Finance
                        Authority Housing Mortgage Finance
                        Program, Series F-1
                        5.60%, 05/15/14 ...................           408,775
     300,000            Connecticut State Resource Recovery
                        Authority Mid-Connecticut System,
                        Series A
                        5.60%, 11/15/99 ...................           309,000
     400,000            Connecticut State Special Tax
                        Obligation Transportation
                        Infrastructure, Series A
                        6.80%, 06/01/99 ...................           417,500
     200,000            Connecticut State Special Tax
                        Obligation Transportation
                        Infrastructure, Series A
                        4.75%, 09/01/01 ...................           200,500
     100,000            Connecticut State Special Tax
                        Obligation Transportation
                        Infrastructure, Series A
                        5.00%, 09/01/03 ...................           100,875
     150,000            Connecticut State Special Tax
                        Obligation Transportation
                        Infrastructure, Series A
                        5.10%, 09/01/04 ...................           151,500
     950,000            Connecticut State Special Tax
                        Obligation Transportation
                        Infrastructure, Series A
                        5.13%, 09/01/05 ...................           953,563
     500,000            Connecticut State Special Tax
                        Obligation Transportation
                        Infrastructure, Series A
                        5.25%, 09/01/06 ...................           503,125
     700,000            Connecticut State Special Tax
                        Obligation Transportation
                        Infrastructure, Series A
                        5.40%, 04/01/07 ...................           707,875
   1,250,000            Connecticut State Special Tax
                        Obligation Transportation
                        Infrastructure, Series A
                        5.25%, 09/01/07 ...................         1,262,500
     925,000            Connecticut State Special Tax
                        Obligation Transportation
                        Infrastructure, Series A
                        5.33%, 09/01/08 ...................           940,031
     750,000            Connecticut State Special Tax
                        Obligation Transportation
                        Infrastructure, Series B
                        4.40%, 10/01/04 ...................           720,938
     400,000            Connecticut State Special Tax
                        Obligation Transportation
                        Infrastructure, Series B
                        6.13%, 09/01/12 ...................           425,500
     170,000            Connecticut State Special Tax
                        Obligation Transportation
                        Infrastructure, Series C
                        4.50%, 10/01/04 ...................           164,475
     200,000            Danbury, GO
                        5.63%, 02/01/13 ...................           199,250
     175,000            East Haddam, GO
                        5.00%, 05/01/06
                        Insured: MBIA .....................           172,594
     100,000            East Hampton, GO
                        4.95%, 06/15/04
                        Insured: MBIA .....................           100,750
     250,000            East Hampton, GO
                        5.10%, 06/15/05
                        Insured: MBIA .....................           252,500
     175,000            Groton City, GO
                        5.30%, 05/15/06 ...................           175,000
      50,000            Groton City, GO
                        5.40%, 05/15/07 ...................            50,375
     250,000            Groton Town, GO, Lot A
                        5.00%, 08/15/07 ...................           242,188
     500,000            Guilford, GO
                        5.00%, 11/15/08 ...................           482,500
     500,000            Hamden, GO
                        5.50%, 08/15/14
                        Insured: MBIA .....................           493,125
     250,000            Hartford County
                        Metropolitan District, GO
                        6.70%, 10/01/09 ...................           283,125
     500,000            Hartford County
                        Metropolitan District, GO
                        5.10%, 12/01/09 ...................           491,875
     200,000            Madison, GO
                        5.00%, 05/01/06 ...................           196,750
     300,000            Meriden, GO
                        5.75%, 10/15/04
                        Insured: AMBAC ....................           318,000
     100,000            Middletown, GO
                        6.50%, 04/15/98 ...................           102,431
     100,000            Middletown, GO
                        4.75%, 04/15/01 ...................           100,875
     400,000            Milford, GO
                        5.00%, 01/15/08 ...................           395,000
     580,000            Monroe, GO
                        5.63%, 04/15/14
                        Insured: FGIC .....................           582,900
     370,000            Montville, GO
                        5.30%, 12/01/09 ...................           370,925
     100,000            New Milford, GO
                        5.80%, 10/01/01 ...................           104,625
     250,000            New Milford, GO
                        5.50%, 08/01/08 ...................           260,313
     140,000            North Branford, GO
                        5.00%, 02/01/11 ...................           130,900
     150,000            North Branford, GO
                        5.00%, 02/01/12 ...................           140,063
     350,000            Norwalk, GO
                        5.00%, 01/15/05 ...................           351,750
     200,000            Norwalk, GO
                        5.00%, 01/15/06 ...................           199,250
     500,000            Norwich, GO
                        5.63%, 09/15/07 ...................           519,375
     330,000            Regional School District No. 5, GO
                        5.05%, 05/15/04 ...................           326,700
     135,000            Regional School District No. 5, GO
                        5.15%, 05/15/05 ...................           136,013
     225,000            South Central Regional Water
                        Authority Water System, Series 11
                        5.75%, 08/01/12
                        Insured: FGIC .....................           228,938
     200,000            South Central Regional Water
                        Authority Water System, Series 12
                        4.90%, 08/01/04
                        Insured: FGIC .....................           198,000
     100,000            South Central Regional Water
                        Authority Water System, Series 12
                        5.00%, 08/01/05
                        Insured: FGIC .....................            99,250
     175,000            South Central Regional Water
                        Authority Water System, Series 12
                        5.13%, 08/01/07
                        Insured: FGIC .....................           173,906
     250,000            South Central Regional Water
                        Authority Water System, Series 12
                        5.25%, 08/01/12
                        Insured: FGIC .....................           244,375
     110,000            Stonington, GO
                        5.00%, 06/15/06 ...................           109,175
      75,000            Torrington, GO
                        5.20%, 04/15/06
                        Insured: FGIC .....................            75,656
     100,000            Trumbull, GO
                        6.00%, 05/15/04 ...................           106,750
      55,000            Washington, GO
                        4.85%, 11/01/10 ...................            51,494
      55,000            Washington, GO
                        4.90%, 11/01/11 ...................            51,081
     100,000            West Hartford, GO
                        6.00%, 05/01/07 ...................           106,875
     250,000            West Haven, GO, Series B
                        5.20%, 06/01/05 ...................           251,250
     250,000            West Haven, GO, Series B
                        5.40%, 06/01/09 ...................           250,000
                                                                 ------------
                                                                   28,229,082
                                                                 ------------

                        OTHER TERRITORIES - 3.90%

   1,000,000            Puerto Rico Municipal Finance Agency
                        Series A
                        5.50%, 07/01/17
                        Insured: FSA ......................           977,500
     150,000            Puerto Rico Telephone Authority, Series M
                        4.80%, 01/01/01 ...................           150,563
                                                                 ------------
                                                                    1,128,063
                                                                 ------------

                        TOTAL MUNICIPAL SECURITIES ........        29,357,145
                        (Cost $29,327,829)                       ------------
     SHARES
     ------
INVESTMENT COMPANY - 0.92%

     267,693            Connecticut Federated Municipal
                        Cash Trust ........................           267,693
                                                                 -------------
                        TOTAL INVESTMENT COMPANY ..........           267,693
                        (Cost $267,693)                          ------------

TOTAL INVESTMENTS - 102.42% ...............................        29,624,838
 (Cost $29,595,522)                                              ------------

NET OTHER ASSETS AND LIABILITIES - (2.42)% ................          (700,223)
                                                                 ------------
NET ASSETS - 100.00% ......................................      $ 28,924,615
                                                                 ============
-----------------------------
AMBAC                   American Municipal Bond Assurance Corp.
FGIC                    Federal Guaranty Insurance Corp.
FSA                     Financial Security Assurance
GO                      General Obligation
HEFA                    Health and Educational Facilities Authority
MBIA                    Municipal Bond Investors Assurance

                      See Notes to Financial Statements.

               ---------------

                                  MASSACHUSETTS MUNICIPAL BOND FUND
                                  PORTFOLIO OF INVESTMENTS
               THE GALAXY FUND    APRIL 30, 1997 (UNAUDITED)
               ---------------


                                                                   VALUE
   PAR VALUE                                                      (NOTE 2)
   ---------                                                      --------
MUNICIPAL SECURITIES - 99.40%

                        MASSACHUSETTS - 96.95%

$    500,000            Andover, GO
                        4.00%, 12/01/99 ...................      $    496,850
     250,000            Andover, GO
                        5.10%, 11/15/08 ...................           242,188
     700,000            Andover, GO
                        5.00%, 12/01/10 ...................           683,375
     300,000            Attleboro, GO
                        5.20%, 07/01/02
                        Insured: AMBAC ....................           305,250
     250,000            Attleboro, GO
                        5.50%, 12/01/13 ...................           247,188
     375,000            Billerica, GO, Lot A
                        5.40%, 07/15/09
                        Insured: MBIA .....................           373,594
     250,000            Boston, GO
                        5.25%, 10/01/05
                        Insured: MBIA .....................           253,750
     200,000            Boston, GO, Series A
                        5.00%, 02/01/03
                        Insured: AMBAC ....................           201,250
     250,000            Boston, GO, Series A
                         4.70%, 07/01/05
                        Insured: AMBAC ....................           243,125
      70,000            Boston, GO, Series A
                        5.35%, 02/01/06
                        Insured: AMBAC ....................            71,050
     360,000            Boston, GO, Series A
                        5.45%, 02/01/07
                        Insured: AMBAC ....................           366,300
     225,000            Boston, GO, Series A
                        5.55%, 02/01/08
                        Insured: AMBAC ....................           229,781
     200,000            Boston Metropolitan District, GO
                        5.35%, 12/01/12 ...................           195,500
     290,000            Boston Metropolitan District, GO
                        5.35%, 12/01/14 ...................           281,300
      25,000            Boston Water and Sewer Commission
                        Senior Series A
                        5.25%, 11/01/11 ...................            24,344
     200,000            Boston Water and Sewer Commission
                        Senior Series A
                        5.50%, 11/01/01
                        Insured: FSA ......................           205,750
     230,000            Boston Water and Sewer Commission
                        Senior Series A, Pre-refunded
                        7.00%, 11/01/01
                        Insured: FGIC .....................           254,438
     250,000            Brookline, GO
                        4.50%, 01/15/06 ...................           236,563
     100,000            Brookline, GO
                        5.60%, 09/01/10 ...................           101,125
     230,000            Burlington, GO
                        5.05%, 01/15/11 ...................           219,650
     155,000            Chatham, GO
                        4.60%, 01/15/05 ...................           151,319
      10,000            Dedham-Westwood Water District, GO
                        5.20%, 11/01/05
                        Insured: MBIA .....................            10,100
      50,000            Dedham-Westwood Water District, GO
                        5.40%, 11/01/07
                        Insured: MBIA .....................            50,625
     250,000            Deerfield, GO
                        5.60%, 06/15/02 ...................           259,688
      25,000            Fairhaven
                        7.10%, 02/01/04 ...................            26,750
     250,000            Franklin, GO
                        5.50%, 11/15/02
                        Insured: MBIA .....................           258,438
     250,000            Franklin, GO
                        5.25%, 11/15/11
                        Insured: MBIA .....................           243,438
     100,000            Kingston, GO
                        5.70%, 08/01/07 ...................           103,000
     250,000            Lawrence, GO
                        5.13%, 09/15/03 ...................           249,063
     570,000            Longmeadow, GO
                        5.25%, 11/15/13 ...................           546,488
     250,000            Lowell, GO
                        6.05%, 04/01/11
                        Insured: CGIC .....................           262,500
     200,000            Lowell, GO, Series A
                        5.10%, 01/15/04
                        Insured: FSA ......................           200,500
     265,000            Lowell, GO, Series A
                        5.20%, 01/15/05
                        Insured: FSA ......................           266,325
     100,000            Lynn Water and Sewer Commission
                        5.30%, 12/01/06
                        Insured: FGIC .....................           101,500
     130,000            Massachusetts Bay Transportation
                        Authority, Series A
                        6.00%, 03/01/12 ...................           133,088
     200,000            Massachusetts Bay Transportation
                        Authority, Series A
                        5.75%, 03/01/22 ...................           197,000
      70,000            Massachusetts Bay Transportation
                        Authority, Series A
                        5.75%, 03/01/22
                        Insured: FGIC .....................            68,688
     350,000            Massachusetts Bay Transportation
                        Authority, Series B
                        5.50%, 03/01/21 ...................           333,813
   1,000,000            Massachusetts Bay Transportation
                        Authority General Transportation,
                        Series B
                        5.38%, 03/01/25
                        Insured: AMBAC ....................           936,250
      50,000            Massachusetts Bay Transportation
                        Authority Transportation System,
                        Series C
                        6.10%, 03/01/23 ...................            50,688
     200,000            Massachusetts Municipal Wholesale
                        Electric Copower Supply System,
                        Series A
                        6.50%, 07/01/02
                        Insured: AMBAC ....................           214,000
     100,000            Massachusetts Municipal Wholesale
                        Electric Copower Supply System,
                        Series E
                        5.75%, 07/01/02
                        Insured: AMBAC ....................           103,625
     250,000            Massachusetts State, GO, Series A
                        6.25%, 07/01/02 ...................           265,313
     250,000            Massachusetts State, GO, Series A
                        6.25%, 07/01/04 ...................           269,375
     750,000            Massachusetts State, GO, Series A
                        5.25%, 02/01/08 ...................           748,125
     100,000            Massachusetts State, GO, Series B
                        5.10%, 11/01/02 ...................           100,750
     200,000            Massachusetts State, GO, Series B
                        5.30%, 11/01/05 ...................           204,000
     100,000            Massachusetts State, GO, Series B
                        5.50%, 11/01/07 ...................           103,000
     250,000            Massachusetts State, GO, Series C
                        4.80%, 08/01/03
                        Insured: AMBAC ....................           248,750
     250,000            Massachusetts State, GO, Series C
                        4.80%, 08/01/03
                        Insured: MBIA .....................           248,750
     200,000            Massachusetts State Consolidated Loan
                        GO, Series A
                        7.00%, 06/01/98 ...................           206,036
      50,000            Massachusetts State Consolidated Loan
                        GO, Series A
                        5.10%, 11/01/03 ...................            50,563
     250,000            Massachusetts State Consolidated Loan
                        GO, Series A
                        5.75%, 02/01/15
                        Insured: MBIA .....................           250,938
     250,000            Massachusetts State Consolidated Loan
                        GO, Series B
                        5.10%, 07/01/03 ...................           252,500
     100,000            Massachusetts State Consolidated Loan
                        GO, Series D
                        5.75%, 05/01/12 ...................           101,000
     100,000            Massachusetts State Convention
                        Center Authority
                        Boston Common Parking Garage,
                        Series A
                        5.35%, 09/01/06 ...................           101,125
     100,000            Massachusetts State Convention
                        Center Authority
                        Boston Common Parking Garage,
                        Series A
                        5.40%, 09/01/07 ...................           100,500
     350,000            Massachusetts State Convention
                        Center Authority
                        Boston Common Parking Garage,
                        Series A
                        5.38%, 09/01/13 ...................           332,063
     200,000            Massachusetts State Convention
                        Center Authority
                        Hynes Convention Center, Lot A
                        6.00%, 09/01/99 ...................           205,750
     370,000            Massachusetts State Federal
                        Assisted Housing, GO
                        6.00%, 02/01/08 ...................           390,813
     200,000            Massachusetts State HEFA
                        Baystate Medical Center, Series D
                        4.80%, 07/01/04
                        Insured: FGIC .....................           195,500
     150,000            Massachusetts State HEFA
                        Baystate Medical Center, Series D
                        4.90%, 07/01/05
                        Insured: FGIC .....................           147,188
     400,000            Massachusetts State HEFA
                        Beth Israel Hospital, Series G
                        5.70%, 07/01/05
                        Insured: AMBAC ....................           416,500
     350,000            Massachusetts State HEFA
                        Boston College, Series K
                        4.70%, 06/01/03 ...................           347,813
     300,000            Massachusetts State HEFA
                        Boston College, Series K
                        4.90%, 06/01/05 ...................           297,375
     250,000            Massachusetts State HEFA
                        Boston College, Series K
                        5.25%, 06/01/23
                        Insured: MBIA .....................           229,375
     385,000            Massachusetts State HEFA
                        Brigham & Women's Hospital,
                        Series E
                        4.50%, 07/01/01 ...................           384,038
     100,000            Massachusetts State HEFA
                        Brigham & Women's Hospital,
                        Series E
                        4.80%, 07/01/04 ...................            99,625
     350,000            Massachusetts State HEFA
                        Cape Cod Health System, Series A
                        5.25%, 11/15/21
                        Insured: Connie Lee ...............           320,688
      50,000            Massachusetts State HEFA
                        Harvard University, Series M
                        5.50%, 12/01/15 ...................            49,125
   1,000,000            Massachusetts State HEFA
                        Harvard University, Series P
                        5.63%, 11/01/26 ...................           975,000
     100,000            Massachusetts State HEFA
                        Lahey Clinic Medical Center, Series B
                        5.63%, 07/01/15
                        Insured: MBIA .....................            99,125
     500,000            Massachusetts State HEFA
                        Lahey Clinic Medical Center, Series B
                        5.38%, 07/01/23
                        Insured: MBIA .....................           468,750
     250,000            Massachusetts State HEFA
                        Massachusetts General Hospital,
                        Series G
                        4.65%, 07/01/02
                        Insured: AMBAC ....................           246,875
     100,000            Massachusetts State HEFA
                        Massachusetts General Hospital,
                        Series G
                        4.75%, 07/01/03
                        Insured: AMBAC ....................            98,750
     100,000            Massachusetts State HEFA
                        Massachusetts General Hospital,
                        Series G
                        5.15%, 07/01/07
                        Insured: AMBAC ....................            99,500
     550,000            Massachusetts State HEFA
                        Massachusetts Institute of Technology,
                        Series H
                        4.70%, 07/01/04 ...................           546,563
   1,000,000            Massachusetts State HEFA
                        Massachusetts Institute of Technology,
                        Series H
                        5.00%, 07/01/10 ...................           967,500
     100,000            Massachusetts State HEFA
                        McLean Hospital, Series C
                        6.63%, 07/01/15
                        Insured: FGIC .....................           107,250
     250,000            Massachusetts State HEFA
                        Medical Center of Central Massachusetts
                        Series B
                        6.00%, 07/01/02
                        Insured: AMBAC ....................           262,500
     250,000            Massachusetts State HEFA
                        Newton-Wellesley Hospital, Series E
                        5.00%, 07/01/03
                        Insured: MBIA .....................           250,625
     200,000            Massachusetts State HEFA, Series G
                        4.50%, 07/01/02
                        Insured: MBIA .....................           196,000
     400,000            Massachusetts State HEFA, Series G
                        4.60%, 07/01/03
                        Insured: MBIA .....................           392,000
     100,000            Massachusetts State HEFA
                        South Shore Hospital, Series E
                        5.40%, 07/01/07
                        Insured: MBIA .....................           101,500
     325,000            Massachusetts State HEFA
                        South Shore Hospital, Series E
                        5.50%, 07/01/13
                        Insured: MBIA .....................           317,688
      10,000            Massachusetts State HEFA
                        Tufts University, Series F
                        5.65%, 08/15/07
                        Insured: FGIC .....................            10,275
      75,000            Massachusetts State HEFA
                        University of Massachusetts
                        Medical School Research, Project A
                        6.00%, 07/01/12
                        Insured: Connie Lee ...............            76,313
      10,000            Massachusetts State HEFA
                        University of Massachusetts
                        Medical School Research, Project A
                        6.00%, 07/01/23
                        Insured: Connie Lee ...............             9,888
     250,000            Massachusetts State HEFA
                        Wheaton College, Series C
                        5.25%, 07/01/19 ...................           232,813
     500,000            Massachusetts State HEFA
                        Williams College, Series D
                        5.40%, 07/01/05 ...................           513,125
     250,000            Massachusetts State HEFA
                        Williams College, Series D
                        5.50%, 07/01/17 ...................           241,563
     750,000            Massachusetts State HEFA
                        Williams College, Series F
                        5.50%, 07/01/26 ...................           716,250
     150,000            Massachusetts State HEFA
                        Youville Hospital, Series B
                        5.00%, 02/15/99 ...................           151,688
     150,000            Massachusetts State Housing Finance
                        Agency Single Family, Series 41
                        5.25%, 06/01/01 ...................           152,063
     400,000            Massachusetts State IFA
                        Brooks School
                        5.95%, 07/01/23 ...................           395,500
      50,000            Massachusetts State IFA
                        Holy Cross College
                        5.75%, 01/01/02 ...................            52,063
     300,000            Massachusetts State IFA
                        Holy Cross College, Series II
                        5.90%, 11/01/01 ...................           312,750
     250,000            Massachusetts State IFA
                        Lesley College Project, Series A
                        6.00%, 07/01/10
                        Insured: Connie Lee ...............           257,188
     300,000            Massachusetts State IFA
                        Milton Academy, Series B
                        5.30%, 09/01/08
                        Insured: MBIA .....................           301,125
     240,000            Massachusetts State IFA
                        Milton Academy, Series B
                        5.25%, 09/01/19
                        Insured: MBIA .....................           223,800
     635,000            Massachusetts State Port Authority
                        5.63%, 07/01/12 ...................           630,238
     250,000            Massachusetts State Port Authority,
                        Series B
                        5.30%, 07/01/01 ...................           255,938
     350,000            Massachusetts State, SP OB
                        and Revenue, Series A
                        5.80%, 06/01/00
                        Insured: AMBAC ....................           361,813
     300,000            Massachusetts State, SP OB
                        and Revenue, Series A
                        7.00%, 06/01/02 ...................           327,375
     200,000            Massachusetts State, SP OB
                        and Revenue, Series A
                        6.00%, 06/01/13
                        Insured: AMBAC ....................           203,500
     250,000            Massachusetts State, SP OB, Series A
                        5.80%, 06/01/14 ...................           250,625
     450,000            Massachusetts State
                        Turnpike Authority, Series A
                        4.63%, 01/01/02 ...................           446,625
     430,000            Massachusetts State
                        Turnpike Authority, Series A
                        5.00%, 01/01/13 ...................           398,825
     400,000            Massachusetts State
                        Turnpike Authority, Series A
                        5.13%, 01/01/23
                        Insured: FGIC .....................           361,000
     100,000            Massachusetts State
                        Water Pollution Abatement Trust
                        MWRA Loan Program, Series A
                        4.85%, 08/01/03 ...................           100,250
      50,000            Massachusetts State
                        Water Pollution Abatement Trust
                        MWRA Loan Program, Series A
                        5.20%, 02/01/06 ...................            50,313
      25,000            Massachusetts State
                        Water Pollution Abatement Trust
                        MWRA Loan Program, Series A
                        5.30%, 02/01/07 ...................            25,188
      50,000            Massachusetts State
                        Water Pollution Abatement Trust
                        MWRA Loan Program, Series A
                        5.30%, 08/01/07 ...................            50,375
     250,000            Massachusetts State
                        Water Pollution Abatement Trust
                        MWRA Loan Program, Series A
                        5.40%, 08/01/11 ...................           246,250
     200,000            Massachusetts State
                        Water Pollution Abatement Trust
                        MWRA Loan Program, Series B
                        4.85%, 08/01/05 ...................           198,000
     250,000            Massachusetts State
                        Water Pollution Abatement Trust
                        Pooled Loan Program, Series 1
                        5.00%, 02/01/02 ...................           252,500
     300,000            Massachusetts State
                        Water Resource Authority, Series A
                        6.30%, 12/01/01 ...................           321,000
     100,000            Massachusetts State
                        Water Resource Authority, Series A
                        6.00%, 04/01/20 ...................           100,000
     190,000            Massachusetts State
                        Water Resource Authority, Series A
                        6.50%, 07/15/21 ...................           207,100
      40,000            Massachusetts State
                        Water Resource Authority, Series A
                        5.75%, 12/01/21 ...................            38,800
     300,000            Massachusetts State
                        Water Resource Authority, Series B
                        5.88%, 11/01/04 ...................           316,500
      50,000            Massachusetts State
                        Water Resource Authority, Series B
                        6.00%, 11/01/06 ...................            52,625
      50,000            Massachusetts State
                        Water Resource Authority, Series B
                        6.25%, 11/01/10 ...................            52,500
     100,000            Massachusetts State
                        Water Resource Authority, Series B
                        5.50%, 11/01/15 ...................            96,250
     250,000            Massachusetts State
                        Water Resource Authority, Series B
                        5.00%, 12/01/16
                        Insured: MBIA .....................           227,188
     200,000            Massachusetts State
                        Water Resource Authority, Series C
                        5.00%, 12/01/03 ...................           202,000
     100,000            Methuen, GO
                        7.15%, 05/15/97 ...................           100,086
   1,000,000            Methuen, GO
                        5.63%, 11/15/14
                        Insured: FSA ......................         1,002,500
     250,000            Milford, GO
                        5.10%, 12/15/10
                        Insured: AMBAC ....................           240,313
     220,000            Nantucket Islands Land Bank
                        GO and Revenue, Series E
                        7.25%, 07/01/19 ...................           239,525
     450,000            New England Educational
                        Loan Marketing Corp.
                        Massachusetts Student
                        Loan Revenue, Issue A
                        5.80%, 03/01/02 ...................           466,313
      50,000            North Adams, GO
                        5.40%, 03/01/07
                        Insured: AMBAC ....................            50,375
      50,000            North Adams, GO
                        5.50%, 03/01/08
                        Insured: AMBAC ....................            50,813
     150,000            North Middlesex Regional
                        High School District, GO, Lot B
                        4.50%, 08/15/02
                        Insured: AMBAC ....................           146,250
     175,000            Northampton, GO
                        5.30%, 03/01/09
                        Insured: AMBAC ....................           172,813
     200,000            Northampton, GO
                        5.30%, 09/01/10
                        Insured: AMBAC ....................           195,500
     150,000            Pittsfield, GO
                        5.40%, 07/15/13
                        Insured: MBIA .....................           147,000
      25,000            Plainville, GO
                        7.00%, 09/01/03 ...................            26,500
      25,000            Plymouth-Carver
                        Regional School District, GO
                        6.15%, 10/01/03
                        Insured: AMBAC ....................            26,469
      25,000            Quaboag Regional School District, GO
                        5.10%, 06/15/06
                        Insured: MBIA .....................            24,813
      25,000            Quaboag Regional School District, GO
                        5.40%, 06/15/09
                        Insured: MBIA .....................            25,000
     250,000            Salem, GO
                        4.50%, 07/15/03
                        Insured: MBIA .....................           242,813
     150,000            Salem, GO
                        5.80%, 07/15/06
                        Insured: AMBAC ....................           154,875
     100,000            Salem, GO
                        5.90%, 07/15/07
                        Insured: AMBAC ....................           103,500
     200,000            Sandwich, GO
                        5.40%, 11/01/07
                        Insured: AMBAC ....................           203,000
      75,000            Sandwich Water District
                        GO and Revenue
                        5.40%, 05/15/07 ...................            76,031
      25,000            Sandwich Water District
                        GO and Revenue
                        5.50%, 05/15/08 ...................            25,438
      25,000            Sandwich Water District
                        GO and Revenue
                        5.60%, 05/15/12 ...................            24,688
     125,000            Sandwich Water District
                        GO and Revenue
                        5.60%, 05/15/13 ...................           122,813
     200,000            Sharon, GO
                        4.65%, 07/15/06 ...................           190,750
     500,000            South Essex Sewer District, GO,
                        Series A
                        4.90%, 06/15/07
                        Insured: MBIA .....................           486,250
     245,000            South Shore Regional School
                        District, GO
                        5.10%, 02/01/12
                        Insured: AMBAC ....................           230,913
     240,000            South Shore Regional School
                        District, GO
                        5.10%, 02/01/13
                        Insured: AMBAC ....................           225,600
     110,000            Southbridge, GO
                        5.80%, 01/01/03
                        Insured: AMBAC ....................           113,713
   1,000,000            Southeastern Massachusetts
                        University Building Authority
                        Project Revenue, Series A
                        5.75%, 05/01/16
                        Insured: AMBAC ....................         1,001,250
     200,000            Southern Berkshire
                        Regional School District, GO
                        5.38%, 04/15/10
                        Insured: MBIA .....................           197,000
     400,000            Taunton, GO
                        8.00%, 02/01/01 ...................           440,000
     250,000            University of Lowell Building Authority
                        Fifth Series A
                        6.75%, 11/01/03
                        Insured: AMBAC ....................           275,000
     200,000            University of Massachusetts
                        Building Authority, Series A
                        5.50%, 05/01/03
                        Insured: MBIA .....................           205,000
     100,000            Wood's Hole
                        Martha's Vineyard and Nantucket
                        Steamship Bonds, Series B
                        6.00%, 03/01/02 ...................           105,250
      50,000            Yarmouth, GO
                        5.10%, 03/01/08 ...................            49,625
                                                                 ------------
                                                                   38,602,422
                                                                 ------------

                        OTHER TERRITORIES - 2.45%

   1,000,000            Puerto Rico Municipal Finance Agency
                        Series A
                        5.50%, 07/01/17
                        Insured: FSA ......................           977,500
                                                                 ------------
                        TOTAL MUNICIPAL SECURITIES ........        39,579,922
                        (Cost $39,861,935)                       ------------
     SHARES
     ------
INVESTMENT COMPANY - 1.46%
     580,839            Massachusetts Federated
                        Municipal Cash Trust ..............      $    580,839
                                                                 ------------

                        TOTAL INVESTMENT COMPANY ..........           580,839
                        (Cost $580,839)                          ------------


TOTAL INVESTMENTS - 100.86% ...............................        40,160,761
(Cost $40,442,774)                                               ------------

NET OTHER ASSETS AND LIABILITIES - (0.86)% ................          (342,145)
                                                                 ------------

NET ASSETS - 100.00% ......................................      $ 39,818,616
                                                                 ============
-------------------------------
AMBAC                   American Municipal Bond Assurance Corp.
CGIC                    Capital Guarantee Insurance Corp.
Connie Lee              College Construction Loan Association
FGIC                    Federal Guaranty Insurance Corp.
FSA                     Financial Security Assurance
GO                      General Obligation
HEFA                    Health and Educational Facilities Authority
IFA                     Industrial Finance Agency
MBIA                    Municipal Bond Investors Assurance
MWRA                    Massachusetts Water Resource Authority
SP OB                   Special Obligation

                      See Notes to Financial Statements.

               ---------------

                                  RHODE ISLAND MUNICIPAL BOND FUND
                                  PORTFOLIO OF INVESTMENTS
               THE GALAXY FUND    APRIL 30, 1997 (UNAUDITED)
               ---------------
                                                                   VALUE
   PAR VALUE                                                      (NOTE 2)
   ---------                                                      --------
MUNICIPAL SECURITIES - 93.92%

                        RHODE ISLAND - 84.56%

$    200,000            Burriville, GO
                        5.85%, 05/01/14
                        Insured: FGIC .....................      $    202,750
     150,000            Burriville, GO
                        5.75%, 10/15/17
                        Insured: MBIA .....................           149,250
     500,000            Convention Center Authority, Series A
                        6.70%, 05/15/20
                        Insured: MBIA .....................           542,500
     500,000            Convention Center Authority, Series A
                        6.38%, 05/15/23
                        Insured: MBIA .....................           536,875
     700,000            Lincoln, GO
                        5.50%, 08/15/10
                        Insured: MBIA .....................           706,125
     400,000            Pawtucket, GO
                        5.75%, 04/15/11
                        Insured: FGIC .....................           404,500
     225,000            Providence, GO
                        6.75%, 01/15/10
                        Insured: MBIA .....................           239,344
     150,000            Rhode Island
                        Clean Water Protection Finance Agency
                        Revenue, Safe Drinking Water
                        Providence, Series A
                        6.20%, 01/01/06
                        Insured: AMBAC ....................           160,875
     100,000            Rhode Island
                        Clean Water Protection Finance Agency
                        Revenue, Safe Drinking Water
                        Providence, Series A
                        6.70%, 01/01/15
                        Insured: AMBAC ....................           108,125
     500,000            Rhode Island
                        Depositors Economic Protection Corp.
                        SP OB, Pre-refunded, Series A
                        5.75%, 08/01/21 ...................           503,125
     500,000            Rhode Island
                        Depositors Economic Protection Corp.
                        SP OB, Pre-refunded, Series B
                        5.25%, 02/01/11
                        Insured: MBIA .....................           490,625
     300,000            Rhode Island
                        Housing and Mortgage Finance Corp.
                        Revenue, Homeownership Opportunity
                        Series 17-A
                        6.25%, 04/01/17 ...................           300,081
     500,000            Rhode Island
                        Housing and Mortgage Finance Corp.
                        Revenue, Homeownership Opportunity
                        Series 19-A
                        5.70%, 04/01/15 ...................           496,875
     500,000            Rhode Island
                        Housing and Mortgage Finance Corp.
                        Revenue, Multifamily Housing, Series A
                        6.15%, 07/01/17
                        Insured: AMBAC ....................           506,250
     250,000            Rhode Island
                        Housing and Mortgage Finance Corp.
                        Revenue, Rental Housing Program,
                        Series A
                        5.65%, 10/01/07 ...................           250,000
     200,000            Rhode Island State, GO, Series A
                        6.10%, 06/15/03
                        Insured: FGIC .....................           212,750
     300,000            Rhode Island State, GO, Series A
                        6.25%, 06/15/07
                        Insured: FGIC .....................           321,750
     500,000            Rhode Island State
                        Consolidated Capital Development Loan
                        GO, Series A
                        5.30%, 07/15/06
                        Insured: FGIC .....................           506,250
     250,000            Rhode Island State
                        Consolidated Capital Development Loan
                        GO, Series A
                        5.00%, 11/01/07
                        Insured: FGIC .....................           246,250
     360,000            Rhode Island State
                        Consolidated Capital Development Loan
                        GO, Series A
                        5.50%, 08/01/10 ...................           359,550
     100,000            Rhode Island State
                        Consolidated Capital Development Loan
                        GO, Series B
                        6.00%, 05/15/98 ...................           101,992
     130,000            Rhode Island State
                        Health and Educational Building Corp.
                        Revenue, Higher Education Facility
                        Brown University
                        6.75%, 09/01/16 ...................           134,875
     500,000            Rhode Island State
                        Health and Educational Building Corp.
                        Revenue, Higher Education Facility
                        Brown University
                        6.00%, 09/01/20 ...................           508,125
     100,000            Rhode Island State
                        Health and Educational Building Corp.
                        Revenue, Higher Education Facility
                        Bryant College, Option Bond
                        4.20%, 10/01/03 ...................           100,000
     275,000            Rhode Island State
                        Health and Educational Building Corp.
                        Revenue, Higher Education Facility
                        Bryant College, SP OB
                        6.50%, 06/01/05
                        Insured: MBIA .....................           295,969
     475,000            Rhode Island State
                        Health and Educational Building Corp.
                        Revenue, Higher Education Facility
                        New England Institute
                        6.00%, 03/01/15
                        Insured: Connie Lee ...............           478,563
     300,000            Rhode Island State
                        Health and Educational Building Corp.
                        Revenue, Higher Education Facility
                        Providence College
                        5.60%, 11/01/09
                        Insured: MBIA .....................           303,375
     500,000            Rhode Island State
                        Health and Educational Building Corp.
                        Revenue, Higher Education Facility
                        Rhode Island School of Design
                        5.63%, 06/01/16
                        Insured: MBIA .....................           489,375
     500,000            Rhode Island State
                        Health and Educational Building Corp.
                        Revenue, Higher Education Facility
                        Roger Williams
                        6.50%, 11/15/24
                        Insured: Connie Lee ...............           528,125
     260,000            Rhode Island State
                        Health and Educational Building Corp.
                        Revenue, Higher Education Facility
                        Salve Regina
                        6.25%, 03/15/13
                        Insured: Connie Lee ...............           267,800
     500,000            Rhode Island State
                        Health and Educational Building Corp.
                        Revenue, Higher Education Facility,
                        Series B
                        5.25%, 09/15/23
                        Insured: MBIA .....................           458,125
     500,000            Rhode Island State
                        Health and Educational Building Corp.
                        Revenue, Miriam Hospital Issue
                        Series B
                        6.60%, 04/01/19 ...................           548,125
     300,000            Rhode Island State
                        Health and Educational Building Corp.
                        Revenue, Saint Antoine
                        6.75%, 11/15/18
                        LOC: Allied Irish Banks NY ........           315,000
     500,000            Rhode Island State
                        Industrial Facilities Corp., Revenue
                        Marine Terminal, Mobil Oil Refining
                        6.00%, 11/01/14 ...................           512,500
     100,000            South Kingstown, GO, Series B
                        5.50%, 06/15/10
                        Insured: FSA ......................           100,750
     100,000            Warwick, GO
                        7.00%, 11/15/02
                        Insured: FGIC .....................           107,375
     140,000            Westerly, GO
                        6.00%, 09/15/14
                        Insured: AMBAC ....................           146,650
                                                                 ------------
                                                                   12,640,574
                                                                 ------------

                        INDIANA - 2.68%

     400,000            Rockport, PCR, AEP Generating
                        Company Project, Series B
                        4.00%, 07/01/25
                        Insured: AMBAC ....................           400,000
                                                                 ------------

                        OTHER TERRITORIES - 6.68%

$    400,000            Puerto Rico Municipal Finance Agency
                        Series A
                        6.00%, 07/01/14 ...................         $ 411,000
     500,000            Puerto Rico Public Buildings Authority
                        Government Facilities, Series A
                        5.50%, 07/01/21 ...................           485,625
     100,000            Puerto Rico Public Buildings Authority
                        Public Education and Health Facilities
                        Series H
                        7.40%, 07/01/99
                        Insured: FGIC .....................           102,561
                                                                 ------------
                                                                      999,186
                                                                 ------------
                        TOTAL MUNICIPAL SECURITIES ........        14,039,760
                        (Cost $13,880,723 )                      ------------

     SHARES
     ------
INVESTMENT COMPANY - 4.70%

     702,339            Money Market Obligations Trust ....           702,339
                                                                 ------------
                        TOTAL INVESTMENT COMPANY ..........           702,339
                        (Cost $702,339)                          ------------

TOTAL INVESTMENTS - 98.62% ................................        14,742,099
(Cost $14,583,062)                                               ------------

NET OTHER ASSETS AND LIABILITIES - 1.38% ..................           206,516
                                                                 ------------
NET ASSETS - 100.00% ......................................      $ 14,948,615
                                                                 ============
----------------------------
AMBAC                   American Municipal Bond Assurance Corp.
Connie Lee              College Construction Loan Association
FGIC                    Federal Guaranty Insurance Corp.
FSA                     Financial Security Assurance
GO                      General Obligation
LOC                     Letter of Credit
MBIA                    Municipal Bond Investors Assurance
PCR                     Pollution Control Revenue
SP OB                   Special Obligation

                      See Notes to Financial Statements.

               ---------------


                                  STATEMENTS OF ASSETS AND LIABILITIES
               THE GALAXY FUND    APRIL 30, 1997 (UNAUDITED)
               ---------------

                                                                         NEW YORK     CONNECTICUT     MASSACHUSETTS   RHODE ISLAND
                                                         TAX-EXEMPT      MUNICIPAL     MUNICIPAL        MUNICIPAL      MUNICIPAL
                                                          BOND FUND      BOND FUND     BOND FUND        BOND FUND      BOND FUND
                                                       -------------   ------------    ------------    ------------    ------------
ASSETS:
 Investments (Note 2):
    Investments at cost .............................  $ 138,820,939   $ 60,984,289    $ 29,595,522    $ 40,442,774    $ 14,583,062
    Net unrealized appreciation (depreciation) ......      1,468,932      1,071,950          29,316        (282,013)        159,037
                                                       -------------   ------------    ------------    ------------    ------------
    Total investments at value ......................    140,289,871     62,056,239      29,624,838      40,160,761      14,742,099
   Cash .............................................             47           --              --              --            37,950
   Receivable for shares sold .......................            853         80,228             216          58,102            --
   Interest and dividend receivables ................      2,405,987         996,738        404,493         715,091         233,513
   Receivable from Investment Adviser (Note 4) ......         20,572         12,693             159                         429 545
   Deferred organizational expense (Note 2) .........           --             --             1,934           1,890           8,583
                                                       -------------   ------------    ------------    ------------    ------------
    Total Assets ....................................    142,717,330     63,145,898      30,031,640      40,936,273      15,022,690
                                                       -------------   ------------    ------------    ------------    ------------

LIABILITIES:
  Dividends payable .................................        330,086        125,515          48,086          77,232          32,564
  Payable for investments purchased .................      1,041,210      1,041,210         966,840         966,840            --
  Payable to custodian ..............................           --             --                49            --              --
  Payable for shares repurchased ....................         19,449         24,308          43,051          20,000          26,553
  Advisory fee payable (Note 3) .....................         63,545         28,001           6,002           8,135           3,450
  Payable to Fleet and affiliates (Note 3) ..........          6,232          4,616           3,642           4,375            --
  Payable to FDISG (Note 3) .........................         16,105          6,607          12,228          19,603           3,026
  Trustees' fees and expenses payable (Note 3) ......          3,627          1,215           1,752           2,610           2,952
  Accrued expenses and other payables ...............         28,046         25,095          25,375          18,862           5,530
                                                       -------------   ------------    ------------    ------------    ------------
    Total Liabilities ...............................      1,508,300      1,256,567       1,107,025       1,117,657          74,075
                                                       -------------   ------------    ------------    ------------    ------------
NET ASSETS ..........................................  $ 141,209,030   $ 61,889,331    $ 28,924,615    $ 39,818,616    $ 14,948,615
                                                       =============   ============    ============    ============    ============

NET ASSETS CONSIST OF:
  Par value (Note 5) ................................  $      13,208   $      5,784    $      2,866    $      4,034    $      1,415
  Paid-in capital in excess of par value ............    139,422,931     62,518,536      29,837,925      40,867,842      14,776,700
  Undistributed net investment income ...............          2,378           --             1,252           1,507           2,050
  Accumulated net realized gain (loss) on
    investments sold ................................        301,581     (1,706,939)       (946,744)       (772,754)          9,413
  Net unrealized appreciation (depreciation)
    of investments ..................................      1,468,932      1,071,950          29,316        (282,013)        159,037
                                                       -------------   ------------    ------------    ------------    ------------
TOTAL NET ASSETS ....................................  $ 141,209,030   $ 61,889,331    $ 28,924,615    $ 39,818,616    $ 14,948,615
                                                       =============   ============    ============    ============    ============

 Retail A Shares:
   Net Assets .......................................  $  25,403,765   $ 37,241,975    $ 21,725,748    $ 27,330,047    $ 14,948,615
   Shares of beneficial interest outstanding ........      2,376,152      3,480,243       2,152,533       2,769,013       1,415,228
   NET ASSET VALUE and redemption
      price per share ...............................  $       10.69   $      10.70    $      10.09    $       9.87    $      10.56

   Sales charge - 3.75% of offering price ...........           0.42           0.42            0.39            0.38            0.41
                                                       -------------   ------------    ------------    ------------    ------------
   Maximum offering price per share .................  $       11.11   $      11.12    $      10.48    $      10.25    $      10.97
                                                       =============   ============    ============    ============    ============

 Retail B Shares:
   Net Assets .......................................  $   1,212,081   $        N/A    $        N/A    $        N/A    $        N/A
   Shares of beneficial interest outstanding ........        113,373            N/A             N/A             N/A             N/A
   NET ASSET VALUE and offering
      price per share* ..............................  $       10.69   $        N/A    $        N/A    $        N/A    $        N/A
                                                       =============   ============    ============    ============    ============

Trust Shares:
  Net Assets ........................................  $ 114,593,184   $ 24,647,356    $  7,198,867    $ 12,488,569    $       --
  Shares of beneficial interest outstanding .........     10,718,425      2,303,312         713,227       1,265,317            --
  NET ASSET VALUE, offering and redemption
    price per share .................................  $       10.69   $      10.70    $      10.09    $       9.87    $       --
                                                       =============   ============    ============    ============    ============

--------------------------------------------------------
*Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

                       See Notes to Financial Statements.

               ---------------


                                  STATEMENTS OF OPERATIONS
               THE GALAXY FUND    FOR THE SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
               ---------------
                                                                         NEW YORK     CONNECTICUT     MASSACHUSETTS   RHODE ISLAND
                                                         TAX-EXEMPT      MUNICIPAL     MUNICIPAL        MUNICIPAL       MUNICIPAL
                                                          BOND FUND      BOND FUND     BOND FUND        BOND FUND       BOND FUND
                                                       -------------   ------------   -----------     ------------    ------------
INVESTMENT INCOME:
   Interest (Note 2) ................................ $   3,896,820   $  1,737,214    $    737,491    $  1,013,731    $    396,992
   Dividends (Note 2) ...............................        11,899          3,386           6,393           1,507           2,390
                                                      -------------   ------------    ------------    ------------    ------------
     Total Investment income ........................     3,908,719      1,740,600         743,884       1,015,238         399,382
                                                      -------------   ------------    ------------    ------------    ------------
 EXPENSES:
   Investment advisory fee (Note 3) .................       523,406        235,588         109,987         146,645          53,706
   Administration fee (Note 3) ......................        57,199         25,747          12,020          16,025           5,870
   Custodian fee ....................................         5,765          3,980           3,756           4,656           3,233
   Fund accounting fee (Note 3) .....................        30,053         21,183          19,358          26,382          14,777
   Legal fee (Note 3) ...............................         3,082          4,560             691             761             313
   Audit fee ........................................        25,825          9,405           6,980           6,980           9,645
   Transfer agent fee (Note 3) ......................        10,370         21,887           8,129          10,081           5,287
   12b-1 fee (Note 3) ...............................         2,925           --              --              --              --
   Shareholder servicing fee (Note 3) ...............        20,222         27,820          16,300          19,912            --
   Trustees' fees and expenses (Note 3) .............         1,678            860             361             398             151
   Amortization of organization costs (Note 2) ......          --             --               992             992           1,696
   Reports to shareholders ..........................        10,393         11,499          12,758            --             1,214
   Registration fees ................................        14,238          3,877           4,533           5,551           2,360
   Insurance ........................................           799            800             296             326              65
   Miscellaneous ....................................         1,853          3,462           1,160           1,039             183
                                                      -------------   ------------    ------------    ------------    ------------
     Total expenses before
      reimbursement/waiver ..........................       707,808        370,668         197,321         239,748          98,500
     Less: reimbursement/waiver (Note 4) ............      (181,344)       (99,743)        (99,951)       (119,996)        (36,349)
                                                      -------------   ------------    ------------    ------------    ------------
     Total expenses net of
      reimbursement/waiver ..........................       526,464        270,925          97,370         119,752          62,151
                                                      -------------   ------------    ------------    ------------    ------------
NET INVESTMENT INCOME ...............................     3,382,255      1,469,675         646,514         895,486         337,231
                                                      -------------   ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTE 2):
   Net realized gain (loss) on
     investments sold ...............................       300,222        191,076            (177)         (3,098)          9,515
   Net change in unrealized
     (depreciation) of investments ..................    (1,433,889)      (473,192)       (146,998)       (279,186)        (68,078)
                                                      -------------   ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED
   (LOSS) ON INVESTMENTS ............................    (1,133,667)      (282,116)       (147,175)       (282,284)        (58,563)
                                                      -------------   ------------    ------------    ------------    ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ........................ $   2,248,588   $  1,187,559    $    499,339    $    613,202    $    278,668
                                                      =============   ============    ============    ============    ============

                       See Notes to Financial Statements.

               ---------------



               THE GALAXY FUND    STATEMENTS OF CHANGES IN NET ASSETS
               ---------------

                                                                     TAX-EXEMPT BOND FUND            NEW YORK MUNICIPAL BOND FUND
                                                              ---------------------------------    --------------------------------
                                                               SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                                                APRIL 30, 1997      OCTOBER 31,     APRIL 30, 1997      OCTOBER 31,
                                                                 (UNAUDITED)           1996          (UNAUDITED)           1996
                                                                ------------       ------------    ------------        ------------
NET ASSETS AT BEGINNING OF PERIOD ..........................     $132,288,859      $123,348,800      $ 63,915,925      $ 65,946,713
                                                                 ------------      ------------      ------------      ------------
INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income ...................................        3,382,255         6,159,385         1,469,675         3,005,920
   Net realized gain (loss) on investments sold ............          300,222           184,040           191,076           (16,589)
   Net change in unrealized appreciation
      (depreciation) of investments ........................       (1,433,889)         (121,103)         (473,192)         (200,532)
                                                                 ------------      ------------      ------------      ------------
   Net increase in net assets resulting from operations ....        2,248,588         6,222,322         1,187,559         2,788,799
                                                                 ------------      ------------      ------------      ------------
DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
      Net investment income ................................         (627,934)       (1,393,399)         (893,129)       (1,896,290)
      Dividends in excess of net investment income .........             --                 (19)             --                --
      Net realized gain on investments .....................          (15,841)             --                --                --
                                                                 ------------      ------------      ------------      ------------
         Total Dividends ...................................         (643,775)       (1,393,418)         (893,129)       (1,896,290)
                                                                 ------------      ------------      ------------      ------------
   RETAIL B SHARES:
      Net investment income ................................          (18,048)           (8,291)              N/A               N/A
      Net realized gain on investments .....................             (459)             --                 N/A               N/A
                                                                 ------------      ------------      ------------      ------------
         Total Dividends ...................................          (18,507)           (8,291)              N/A               N/A
                                                                 ------------      ------------      ------------      ------------
   TRUST SHARES:
      Net investment income ................................       (2,736,273)       (4,757,676)         (576,546)       (1,109,630)
      Net realized gain on investments .....................          (62,125)             --                --                --
                                                                 ------------      ------------      ------------      ------------
         Total Dividends ...................................       (2,798,398)       (4,757,676)         (576,546)       (1,109,630)
                                                                 ------------      ------------      ------------      ------------
           Total Dividends to shareholders .................       (3,460,680)       (6,159,385)       (1,469,675)       (3,005,920)
                                                                 ------------      ------------      ------------      ------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1) .........       10,132,263         8,877,122        (1,744,478)       (1,813,667)
                                                                 ------------      ------------      ------------      ------------
   Net increase (decrease) in net assets ...................        8,920,171         8,940,059        (2,026,594)       (2,030,788)
                                                                 ------------      ------------      ------------      ------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .............     $141,209,030      $132,288,859      $ 61,889,331      $ 63,915,925
                                                                 ============      ============      ============      ============
(A) Undistributed net investment income ....................     $      2,378      $      2,378      $       --        $       --
                                                                 ============      ============      ============      ============

-------------------------------------------------
(1) For detail on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 34 and 35.

                       See Notes to Financial Statements.

               CONNECTICUT MUNICIPAL                 MASSACHUSETTS MUNICIPAL                         RHODE ISLAND MUNICIPAL
                    BOND FUND                              BOND FUND                                       BOND FUND
              ----------------------                 -----------------------                         ----------------------
SIX MONTHS ENDED      YEAR ENDED               SIX MONTHS ENDED       YEAR ENDED                 SIX MONTHS ENDED      YEAR ENDED
 APRIL 30, 1997       OCTOBER 31,               APRIL 30, 1997        OCTOBER 31,                 APRIL 30, 1997       OCTOBER 31,
 (UNAUDITED)            1996                     (UNAUDITED)            1996                      (UNAUDITED)             1996
----------------   -------------               ----------------     -------------                 --------------      -------------

$ 29,592,030       $ 22,148,469                 $ 37,321,817        $ 23,720,447                  $ 14,899,739        $ 10,849,844
------------       ------------                 ------------        ------------                  ------------        ------------
     646,514          1,286,706                      895,486           1,613,223                       337,231             630,785
        (177)             6,306                       (3,098)             13,421                         9,515              60,733

    (146,998)            52,961                     (279,186)           (183,226)                      (68,078)            (40,492)
------------       ------------                 ------------        ------------                  ------------        ------------
     499,339          1,345,973                      613,202           1,443,418                       278,668             651,026
------------       ------------                 ------------        ------------                  ------------        ------------
    (493,299)        (1,015,743)                    (623,338)         (1,133,798)                     (337,231)           (630,785)
        --                 --                           --                  --                            --                  --
        --                 --                           --                  --                         (58,824)            (59,217)
------------       ------------                 ------------        ------------                  ------------        ------------
    (493,299)        (1,015,743)                    (623,338)         (1,133,798)                     (396,055)           (690,002)
------------       ------------                 ------------        ------------                  ------------        ------------
         N/A                N/A                          N/A                 N/A                           N/A                 N/A
         N/A                N/A                          N/A                 N/A                           N/A                 N/A
------------       ------------                 ------------        ------------                  ------------        ------------
         N/A                N/A                          N/A                 N/A                           N/A                 N/A
------------       ------------                 ------------        ------------                  ------------        ------------
    (156,365)          (267,813)                    (283,263)           (468,311)                         --                  --
        --                 --                           --                  --                            --                  --
------------       ------------                 ------------        ------------                  ------------        ------------
    (156,365)          (267,813)                    (283,263)           (468,311)                         --                  --
------------       ------------                 ------------        ------------                  ------------        ------------
    (649,664)        (1,283,556)                    (906,601)         (1,602,109)                     (396,055)           (690,002)
------------       ------------                 ------------        ------------                  ------------        ------------
    (517,090)         7,381,144                    2,790,198          13,760,061                       166,263           4,088,871
------------       ------------                 ------------        ------------                  ------------        ------------
    (667,415)         7,443,561                    2,496,799          13,601,370                        48,876           4,049,895
------------       ------------                 ------------        ------------                  ------------        ------------
$ 28,924,615       $ 29,592,030                 $ 39,818,616        $ 37,321,817                  $ 14,948,615        $ 14,899,739
============       ============                 ============        ============                  ============        ============
$      1,252       $      4,402                 $      1,507        $     12,622                  $      2,050        $      2,050
============       ============                 ============        ============                  ============        ============


               ---------------


                                  STATEMENTS OF CHANGES IN NET ASSETS -
               THE GALAXY FUND    CAPITAL STOCK ACTIVITY
               ---------------

                                    TAX-EXEMPT BOND FUND       NEW YORK MUNICIPAL BOND FUND   CONNECTICUT MUNICIPAL BOND FUND
                              -------------------------------  ----------------------------   -------------------------------
                              SIX MONTHS ENDED   YEAR ENDED   SIX MONTHS ENDED  YEAR ENDED     SIX MONTHS ENDED  YEAR ENDED
                               APRIL 30, 1997    OCTOBER 31,   APRIL 30, 1997   OCTOBER 31,     APRIL 30, 1997   OCTOBER 31,
                                (UNAUDITED)         1996        (UNAUDITED)         1996          (UNAUDITED)       1996
                              ----------------   -----------  ----------------  -----------     --------------   ---------
DOLLAR AMOUNTS
RETAIL A SHARES:
 Sold .....................     $    839,568     $  3,667,225   $ 2,601,979       $ 7,610,907    $ 1,077,207    $ 2,793,266
 Issued in connection with
   acquisition (Note 8) ...            --              --            --                --             --          7,856,253
 Issued to shareholders in
   reinvestment of dividends         464,964          989,521       642,588         1,393,109        350,652        720,485
 Repurchased ..............       (4,023,915)      (7,906,263)   (5,986,759)      (11,561,982)    (2,836,191)    (6,235,644)
                                ------------     ------------   -----------       -----------    -----------    -----------
 Net increase (decrease) in
   shares outstanding .....     $ (2,719,383)    $ (3,249,517)  $(2,742,192)      $(2,557,966)   $(1,408,332)   $ 5,134,360
                                ============     ============   ===========       ===========    ===========    ===========
RETAIL B SHARES:
 Sold .....................     $    453,067     $    775,566   $       N/A       $       N/A    $       N/A    $       N/A
 Issued to shareholders in
   reinvestment of dividends           7,547            3,525           N/A               N/A            N/A            N/A
 Repurchased ..............          (27,539)          --               N/A               N/A            N/A            N/A
                                ------------     ------------   -----------       -----------    -----------    -----------
 Net increase in
   shares outstanding .....     $    433,075     $    779,091   $       N/A       $       N/A    $       N/A    $       N/A
                                ============     ============   ===========       ===========    ===========    ===========
TRUST SHARES:
 Sold .....................     $ 18,134,855     $ 17,408,564   $ 3,136,472       $ 4,313,377    $ 1,407,548    $ 1,367,373
 Issued in connection with
   acquisition (Note 8) ...           --               --            --                --             --          1,902,226
 Issued to shareholders in
   reinvestment of dividends         814,244           58,201        75,414           144,855          8,422         16,017
 Repurchased ..............       (6,530,528)      (6,119,217)   (2,214,172)       (3,713,933)      (524,728)    (1,038,832)
                                ------------     ------------   -----------       -----------    -----------    -----------
 Net increase in
   shares outstanding .....     $ 12,418,571     $ 11,347,548   $   997,714       $   744,299    $   891,242    $ 2,246,784
                                ============     ============   ===========       ===========    ===========    ===========
SHARE ACTIVITY
RETAIL A SHARES:
 Sold .....................           77,379          341,647       241,089           707,832        105,931        290,186
 Issued in connection with
  acquisition (Note 8) .....          --               --            --                --             --            765,050
 Issued to shareholders in
  reinvestment of dividends           43,118           92,052        59,582           129,708         34,455         71,265
 Repurchased ..............         (373,321)        (737,059)     (555,774)       (1,079,631)      (279,076)      (619,017)
                                ------------     ------------   -----------       -----------    -----------    -----------
 Net increase (decrease) in
  shares outstanding ......         (252,824)        (303,360)     (255,103)         (242,091)      (138,690)       507,484
                                ============     ============   ===========       ===========    ===========    ===========
RETAIL B SHARES:
 Sold .....................           42,247           72,647           N/A               N/A            N/A            N/A
 Issued to shareholders in
  reinvestment of dividends              701              331           N/A               N/A            N/A            N/A
 Repurchased ..............           (2,553)          --               N/A               N/A            N/A            N/A
                                ------------     ------------   -----------       -----------    -----------    -----------
 Net increase in
  shares outstanding ......           40,395           72,978           N/A               N/A            N/A            N/A
                                ============     ============   ===========       ===========    ===========    ===========
TRUST SHARES:
 Sold .....................        1,678,746        1,625,350       291,113           402,557        138,236        138,864
 Issued in connection with
  acquisition (Note 8) ....           --               --            --                --             --            185,222
 Issued to shareholders in
  reinvestment of dividends           75,716            5,421         6,994            13,488            828          1,582
 Repurchased ..............         (606,262)        (571,530)     (205,261)         (346,485)       (51,609)      (103,022)
                                ------------     ------------   -----------       -----------    -----------    -----------
 Net increase in
  shares outstanding ......        1,148,200        1,059,241        92,846            69,560         87,455        222,646
                                ============     ============   ===========       ===========    ===========    ===========

                                                    See Notes to Financial Statements.

               ---------------


                                  STATEMENTS OF CHANGES IN NET ASSETS -
               THE GALAXY FUND    Capital Stock Activity (continued)
               ---------------

                                MASSACHUSETTS MUNICIPAL BOND FUND     RHODE ISLAND MUNICIPAL BOND FUND (1)
                                ---------------------------------     ------------------------------------
                                SIX MONTHS ENDED      YEAR ENDED,      SIX MONTHS ENDED      YEAR ENDED
                                 APRIL 30, 1997       OCTOBER 31,       APRIL 30, 1997       OCTOBER 31,
                                  (UNAUDITED)            1996             (UNAUDITED)            1996
                                  -----------            ----             -----------            ----
DOLLAR AMOUNTS
RETAIL A SHARES:
 Sold .....................       $ 3,542,521         $ 7,299,767         $ 1,971,000       $ 7,329,224
 Issued in connection with
   acquisition (Note 8) ...            --              11,025,564              --               --
 Issued to shareholders in
   reinvestment of dividends          465,161             838,981             160,033           299,394
 Repurchased ..............        (2,747,628)         (8,871,687)         (1,964,770)       (3,539,747)
                                  -----------         -----------         -----------       -----------
 Net increase in
   shares outstanding .....       $ 1,260,054         $10,292,625         $   166,263       $ 4,088,871
                                  ===========         ===========         ===========       ===========
TRUST SHARES:
 Sold .....................       $ 2,540,939         $ 3,035,952         $    --           $    --
 Issued in connection with
   acquisition (Note 8) ...            --               1,814,561              --                --
 Issued to shareholders in
   reinvestment of dividends           --                     121              --                --
 Repurchased ..............        (1,010,795)         (1,383,198)             --                --
                                  -----------         -----------         -----------       -----------
 Net increase in
   shares outstanding .....       $ 1,530,144         $ 3,467,436         $    --           $    --
                                  ===========         ===========         ===========       ===========
SHARE ACTIVITY
RETAIL A SHARES:
 Sold .....................           355,525             749,419             186,254           688,695
 Issued in connection with
   acquisition (Note 8) ...            --               1,090,523              --                --
 Issued to shareholders in
   reinvestment of dividends           46,725              84,645              15,018            28,196
 Repurchased ..............          (275,999)           (896,522)           (184,546)         (335,169)
                                  -----------         -----------         -----------       -----------
 Net increase in
   shares outstanding .....           126,251           1,028,065              16,726           381,722
                                  ===========         ===========         ===========       ===========
TRUST SHARES:
 Sold .....................           254,855             309,904              --                --
 Issued in connection with
   acquisition (Note 8) ...            --                 179,482              --                --
 Issued to shareholders in
   reinvestment of dividends           --                      12              --                --
 Repurchased ..............          (101,192)           (140,144)             --                --
                                  -----------         -----------         -----------       -----------
 Net increase in
   shares outstanding .....           153,663             349,254              --                --
                                  ===========         ===========         ===========       ===========

----------------
(1) As of April 30, 1997, the Rhode Island Municipal Bond Fund had not issued Trust Shares.

                       See Notes to Financial Statements.

               ---------------

                                  TAX-EXEMPT BOND FUND
                                  FINANCIAL HIGHLIGHTS
               THE GALAXY FUND    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
               ---------------

RETAIL A SHARES
                                        SIX MONTHS ENDED                           YEARS ENDED OCTOBER 31,
                                         APRIL 30, 1997       -------------------------------------------------------------------
                                          (UNAUDITED)         1996           1995           1994         1993(2)       1992(1)(2)
                                          -----------         ----           ----           ----         -------       ----------
Net Asset Value, Beginning of Period      $  10.78        $  10.78         $   9.99       $  11.12       $   10.11     $  10.00
                                          --------        --------         --------       --------       ---------     --------
Income from Investment Operations:
   Net investment income (A) ........         0.25            0.50             0.52           0.53            0.54         0.34
   Net realized and unrealized gain
     (loss) on investments ..........        (0.08)            --              0.79          (1.04)           1.01         0.11
                                          --------        --------         --------       --------       ---------     --------
     Total from Investment Operations:        0.17            0.50             1.31          (0.51)           1.55         0.45
                                          --------        --------         --------       --------       ---------     --------
Less Dividends:
   Dividends from net investment income      (0.25)          (0.50)           (0.52)         (0.53)          (0.54)       (0.34)
   Dividends from net realized
     capital gains ..................        (0.01)           --                --             --              --           --
   Dividends in excess of net realized
     capital gains ..................          --             --                --           (0.09)            --           --
                                          --------        --------         --------       --------       ---------     --------
     Total Dividends: ...............        (0.26)          (0.50)           (0.52)         (0.62)          (0.54)       (0.34)
                                          --------        --------         --------       --------       ---------     --------
Net increase (decrease) in net asset value   (0.09)           --               0.79          (1.13)           1.01         0.11
                                          --------        --------         --------       --------       ---------     --------
Net Asset Value, End of Period ......     $  10.69        $  10.78         $  10.78       $   9.99       $   11.12     $  10.11
                                          ========        ========         ========       ========       =========     ========

Total Return (4) ....................         1.53%**         4.77%           13.40%         (4.75)%         15.63%        4.55%**

Ratios/Supplemental Data:
Net Assets, End of Period (000's) ...     $ 25,404        $ 28,339         $ 31,609       $ 35,911       $ 144,048     $ 15,891
Ratios to average net assets:
   Net investment income including
     reimbursement/waiver ...........         4.64%*          4.68%            4.99%          5.01%           5.00%        5.03%*
   Operating expenses including
     reimbursement/waiver ...........         0.95%*          0.93%            0.91%          0.80%           0.64%        0.42%*
   Operating expenses excluding
     reimbursement/waiver ...........         1.18%*          1.18%            1.24%          1.03%           1.08%        2.15%*
Portfolio Turnover Rate .............           20%**           15%              11%            17%             38%          11%**

-------------
*   Annualized
**  Not Annualized
(1) The Fund commenced operations on December 30, 1991.
(2) For periods prior to the year ended October 31, 1994, the per share amounts and selected ratios reflect the financial results of both Retail A Shares and Trust Shares.
(3) The Fund began offering Retail B Shares on March 4, 1996.
(4) Calculation does not include sales charge for Retail A Shares and Retail B Shares.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Adviser and/or Administrator was as follows:


                                       SIX MONTHS ENDED                          YEARS ENDED OCTOBER 31,
                                        APRIL 30, 1997      -----------------------------------------------------------------------
                                          (UNAUDITED)       1996            1995           1994         1993(2)        1992 (1)(2)
                                          -----------       ----            ----           ----         -------        -----------
                Retail A Shares           $   0.24        $   0.48         $   0.48       $   0.50       $    0.49     $   0.23
                Trust Shares                  0.25            0.51             0.51           0.50            0.49         0.23
                Retail B Shares               0.20            0.25              --             --              --           --

                       See Notes to Financial Statements.

TRUST SHARES                                                                                    RETAIL B SHARES

 SIX MONTHS ENDED                           YEARS ENDED OCTOBER 31,                             SIX MONTHS ENDED    PERIOD ENDED
  APRIL 30, 1997   -----------------------------------------------------------------------       APRIL 30, 1997      OCTOBER 31,
   (UNAUDITED)         1996            1995          1994          1993(2)      1992(1)(2)       (UNAUDITED)         1996(3)
----------------       ----            ----          ----          ------       ---------      ----------------    ------------
  $  10.78          $  10.78        $  9.99       $ 11.12        $  10.11        $ 10.00             $10.78            $ 10.94
  --------          --------        -------       -------        --------        -------             ------            -------

      0.26              0.53           0.54          0.53            0.54           0.34               0.22               0.27

     (0.08)          --                0.79         (1.04)           1.01           0.11              (0.08)             (0.16)
  --------          --------        -------       -------        --------        -------             ------            -------
      0.18              0.53           1.33         (0.51)           1.55           0.45               0.14               0.11
  --------          --------        -------       -------        --------        -------             ------            -------

     (0.26)            (0.53)         (0.54)        (0.53)          (0.54)         (0.34)             (0.22)             (0.27)

     (0.01)              --             --            --              --             --                (0.01)              --

      --                 --             --          (0.09)            --             --                 --                 --
  --------          --------        -------       -------        --------        -------             ------            -------
     (0.27)            (0.53)         (0.54)        (0.62)          (0.54)         (0.34)             (0.23)             (0.27)
  --------          --------        -------       -------        --------        -------             ------            -------
     (0.09)             --             0.79         (1.13)           1.01           0.11              (0.09)             (0.16)
  --------          --------        -------       -------        --------        -------             ------            -------
  $  10.69          $  10.78        $ 10.78      $   9.99       $   11.12       $  10.11            $ 10.69           $  10.78
  ========          ========        =======      ========       =========       ========            =======           ========

      1.65%**           5.03%         13.62%        (4.75)%         15.63%          4.55%**            1.22%**            1.08%**


  $114,593          $103,163        $91,740      $ 91,647       $ 144,048       $ 15,891            $ 1,212           $    787


      4.89%*            4.91%          5.18%         5.01%           5.00%          5.03%*             3.99%*             4.08%*

      0.70%*            0.70%          0.72%         0.78%           0.64%          0.42%*             1.62%*             1.57%*

      0.97%*            0.95%          0.97%         1.00%           1.08%          2.15%*             1.86%*             1.77%*
        20%**             15%            11%           17%             38%            11%**              20%**              15%

               ---------------    NEW YORK MUNICIPAL BOND FUND
               THE GALAXY FUND    FINANCIAL HIGHLIGHTS
               ---------------    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

RETAIL A SHARES

                                                     SIX MONTHS ENDED                      YEARS ENDED OCTOBER 31,
                                                      APRIL 30, 1997    -----------------------------------------------------------
                                                       (UNAUDITED)      1996         1995          1994      1993(2)     1992(1)(2)
                                                       -----------      ----         ----          ----      -------     ----------
Net Asset Value, Beginning of Period ............        $10.75        $10.78       $ 9.89        $11.04     $10.00       $10.00
                                                         ------        ------       ------        ------     ------       ------
Income from Investment Operations:
   Net investment income (A) ....................          0.25          0.48         0.49          0.49       0.50         0.38
   Net realized and unrealized gain (loss)
     on investments .............................         (0.05)        (0.03)        0.89         (1.15)      1.04         --
                                                         ------        ------       ------        ------     ------       ------
     Total from Investment Operations: ..........          0.20          0.45         1.38         (0.66)      1.54         0.38
                                                         ------        ------       ------        ------     ------       ------
Less Dividends:
   Dividends from net investment income .........         (0.25)        (0.48)       (0.49)        (0.49)     (0.50)       (0.38)
                                                         ------        ------       ------        ------     ------       ------
     Total Dividends: ...........................         (0.25)        (0.48)       (0.49)        (0.49)     (0.50)       (0.38)
                                                         ------        ------       ------        ------     ------       ------
Net increase (decrease) in net asset value ......         (0.05)        (0.03)        0.89         (1.15)      1.04          --
                                                         ------        ------       ------        ------     ------       ------
Net Asset Value, End of Period ..................        $10.70        $10.75       $10.78        $ 9.89     $11.04       $10.00
                                                         ======        ======       ======        ======     ======       ======
Total Return(3) .................................          1.82%**       4.31%       14.03%        (6.14)%    15.66%        3.83%**
Ratios/Supplemental Data:
Net Assets, End of Period (000's) ...............       $37,242       $40,154      $42,870       $42,451    $70,242      $20,144
Ratios to average net assets:
   Net investment income including
     reimbursement/waiver .......................          4.58%*        4.50%        4.73%         4.64%      4.54%        5.22%*
   Operating expenses including
     reimbursement/waiver .......................          0.96%*        0.95%        0.92%         0.87%      0.87%        0.65%*
   Operating expenses excluding
     reimbursement/waiver .......................          1.28%*        1.35%        1.31%         1.10%      1.19%        1.70%*
Portfolio Turnover Rate .........................            11%**         12%           5%           18%         3%          19%**
---------------------------------------------------------------------------
 *   Annualized
 **  Not Annualized
 (1) The Fund commenced operations on December 31, 1991.
 (2) For periods prior to the year ended October 31, 1994, the per share amounts and selected ratios reflect the financial results of both Retail A Shares and Trust Shares.
 (3) Calculation does not include sales charge for Retail A Shares.
 (A) Net investment income per share before reimbursement/waiver of fees by the Investment Adviser and/or Administrator was as follows:
                                                     SIX MONTHS ENDED                      YEARS ENDED OCTOBER 31,
                                                      APRIL 30, 1997    -----------------------------------------------------------
                                                       (UNAUDITED)      1996         1995          1994      1993(2)     1992(1)(2)
                                                       -----------      ----         ----          ----      -------     ----------
                                                         ------        ------       ------        ------     ------       ------
             Retail A Shares                             $ 0.23        $ 0.44       $ 0.44        $ 0.46     $ 0.47       $ 0.30
             Trust Shares                                  0.24          0.47         0.48          0.47       0.47         0.30

                       See Notes to Financial Statements.

TRUST SHARES

                        SIX MONTHS ENDED                           YEARS ENDED OCTOBER 31,
                         APRIL 30, 1997     ------------------------------------------------------------------------------
                          (UNAUDITED)         1996           1995           1994        1993(2)      1992(1)(2)
                           ---------        -------        -------        -------       -------      ---------
                           $ 10.75          $ 10.78        $  9.89        $ 11.04       $ 10.00        $ 10.00
                           -------          -------        -------        -------       -------        -------
                              0.26             0.51           0.51           0.49          0.50           0.38

                             (0.05)           (0.03)          0.89          (1.15)         1.04           --
                           -------          -------        -------        -------       -------        -------
                              0.21             0.48           1.40          (0.66)         1.54           0.38
                           -------          -------        -------        -------       -------        -------
                             (0.26)           (0.51)         (0.51)         (0.49)        (0.50)         (0.38)
                           -------          -------        -------        -------       -------        -------
                             (0.26)           (0.51)         (0.51)         (0.49)        (0.50)         (0.38)
                           -------          -------        -------        -------       -------        -------
                             (0.05)           (0.03)          0.89          (1.15)         1.04           --
                           -------          -------        -------        -------       -------        -------
                           $ 10.70          $ 10.75        $ 10.78        $  9.89       $ 11.04        $ 10.00
                           =======          =======        =======        =======       =======        =======
                              1.94%**          4.55%         14.23%         (6.14)%       15.66%        3.83%**

                           $24,647          $23,762        $23,077        $24,209       $70,242        $20,144

                              4.84%*           4.75%          4.91%          4.64%         4.54%         5.22%*

                              0.70%*           0.70%          0.74%          0.87%         0.87%         0.65%*

                              1.02%*           1.10%          1.07%          1.08%         1.19%         1.70%*
                                11%**            12%             5%            18%            3%           19%**

---------------    CONNECTICUT MUNICIPAL BOND FUND
THE GALAXY FUND    FINANCIAL HIGHLIGHTS
---------------    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


RETAIL A SHARES

                                                     SIX MONTHS ENDED              YEARS ENDED OCTOBER 31,
                                                      APRIL 30, 1997   ----------------------------------------------
                                                       (UNAUDITED)      1996          1995          1994    1993(1)(2)
                                                       -----------     ------        ------        ------   ---------
Net Asset Value, Beginning of Period ............        $10.14        $10.13        $ 9.22        $10.32    $10.00
                                                         ------        ------        ------        ------    ------
 Income from Investment Operations:
   Net investment income (A) ....................          0.22          0.42          0.44          0.46      0.25
   Net realized and unrealized
     gain (loss) on investments .................         (0.05)         0.01          0.91         (1.10)     0.32
                                                         ------        ------        ------        ------    ------
     Total from Investment Operations: ..........          0.17          0.43          1.35         (0.64)     0.57
                                                         ------        ------        ------        ------    ------
Less Dividends:
   Dividends from net investment income .........         (0.22)        (0.42)        (0.44)        (0.46)    (0.25)
                                                         ------        ------        ------        ------    ------
     Total Dividends: ...........................         (0.22)        (0.42)        (0.44)        (0.46)    (0.25)
                                                         ------        ------        ------        ------    ------
Net increase (decrease) in net asset value ......         (0.05)         0.01          0.91         (1.10)     0.32
                                                         ------        ------        ------        ------    ------
Net Asset Value, End of Period ..................        $10.09        $10.14        $10.13        $ 9.22    $10.32
                                                         ======        ======        ======        ======    ======
Total Return (3) ................................          1.69%**       4.32%        14.94%        (6.39)%    5.80%**

Ratios/Supplemental Data:
Net Assets, End of Period (000's) ...............       $21,726       $23,244       $18,066       $18,229   $18,771
Ratios to average net assets:
   Net investment income including
     reimbursement/waiver .......................          4.36%*        4.13%         4.53%         4.66%     4.30%*
   Operating expenses including
     reimbursement/waiver .......................          0.71%*        0.70%         0.68%         0.25%     0.00%*
   Operating expenses excluding
     reimbursement/waiver .......................          1.40%*        1.38%         1.48%         1.42%     1.73%*
Portfolio Turnover Rate .........................             7%**          3%            7%            4%        7%**

-----------------------------------------------------------------------------
*    Annualized
**   Not Annualized
(1)  The Fund commenced operations on March 16, 1993.
(2)  For periods prior to the year ended October 31, 1994, the per share amounts and selected ratios reflect the financial results of both Retail A Shares and Trust Shares.
(3)  Calculation does not include sales charge for Retail A Shares.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Adviser and/or Administrator was as follows:

                                                     SIX MONTHS ENDED              YEARS ENDED OCTOBER 31,
                                                      APRIL 30, 1997   ----------------------------------------------
                                                       (UNAUDITED)      1996          1995          1994    1993(1)(2)
                                                       -----------     ------        ------        ------   ---------
                                                         ------        ------        ------        ------    ------
               Retail A Shares                           $ 0.19        $ 0.35        $ 0.37        $ 0.34    $ 0.15
               Trust Shares                                0.20          0.37          0.38          0.35      0.15

                       See Notes to Financial Statements.

TRUST SHARES

               SIX MONTHS ENDED                  YEARS ENDED OCTOBER 31,
                APRIL 30, 1997       ------------------------------------------------------
                 (UNAUDITED)          1996          1995           1994           1993(1)(2)
                 -----------         ------        ------          ------         ---------
                  $ 10.14           $ 10.13        $  9.22         $ 10.32        $ 10.00
                  -------           -------        -------         -------        -------
                     0.23              0.44           0.46            0.46           0.25

                    (0.05)             0.01           0.91           (1.10)          0.32
                  -------           -------        -------         -------        -------
                     0.18              0.45           1.37           (0.64)          0.57
                  -------           -------        -------         -------        -------
                    (0.23)            (0.44)         (0.46)          (0.46)         (0.25)
                  -------           -------        -------         -------        -------
                    (0.23)            (0.44)         (0.46)          (0.46)         (0.25)
                  -------           -------        -------         -------        -------
                    (0.05)             0.01           0.91           (1.10)          0.32
                  -------           -------        -------         -------        -------
                  $ 10.09           $ 10.14        $ 10.13        $   9.22        $ 10.32
                  =======           =======        =======        ========        =======

                     1.78%**           4.54%         15.21%          (6.37)%         5.80%**

                  $ 7,199           $ 6,348        $ 4,083        $  4,419        $18,771

                     4.57%*            4.34%          4.76%           4.66%          4.30%*

                     0.50%*            0.49%          0.45%           0.23%          0.00%*

                     1.19%*            1.17%          1.24%           1.41%          1.73%*
                        7%**              3%             7%              4%             7%**

---------------    MASSACHUSETTS MUNICIPAL BOND FUND
THE GALAXY FUND    FINANCIAL HIGHLIGHTS
---------------    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

RETAIL A SHARES

                                                     SIX MONTHS ENDED              YEARS ENDED OCTOBER 31,
                                                      APRIL 30, 1997   ----------------------------------------------
                                                       (UNAUDITED)      1996          1995          1994    1993(1)(2)
                                                       -----------     ------        ------        ------   ---------
Net Asset Value, Beginning of Period ............        $ 9.94        $ 9.98        $ 9.12        $10.24    $10.00
                                                         ------        ------        ------        ------    ------
 Income from Investment Operations:
   Net investment income (A) ....................          0.23          0.43          0.44          0.47      0.29
   Net realized and unrealized gain (loss) on
    investments                                           (0.07)        (0.04)         0.86         (1.12)     0.24
                                                         ------        ------        ------        ------    ------
       Total from Investment Operations: ........          0.16          0.39          1.30         (0.65)     0.53
                                                         ------        ------        ------        ------    ------
Less Dividends:
   Dividends from net investment income .........         (0.23)        (0.43)        (0.44)        (0.47)    (0.29)
                                                         ------        ------        ------        ------    ------
     Total Dividends: ...........................         (0.23)        (0.43)        (0.44)        (0.47)    (0.29)
                                                         ------        ------        ------        ------    ------
Net increase (decrease) in net asset value ......         (0.07)        (0.04)         0.86         (1.12)     0.24
                                                         ------        ------        ------        ------    ------
Net Asset Value, End of Period ..................        $ 9.87        $ 9.94        $ 9.98        $ 9.12    $10.24
                                                         ======        ======        ======        ======    ======

Total Return (3) ................................          1.58%**       4.05%        14.52%        (6.46)%    5.42%**

Ratios/Supplemental Data:
Net Assets, End of Period (000's) ...............        $27,330       $26,275       $16,113       $15,966   $20,121
Ratios to average net assets:
   Net investment income including reimbursement/waiver    4.51%*        4.42%         4.56%         4.89%     4.87%*
   Operating expenses including reimbursement/waiver ..    0.68%*        0.66%         0.70%         0.33%     0.05%*
   Operating expenses excluding reimbursement/waiver ..    1.29%*        1.32%         1.58%         1.43%     1.82%*
Portfolio Turnover Rate .........................             8%**         16%           19%           11%        0%**
----------------------------------------------------------
*    Annualized
**   Not Annualized
(1)  The Fund commenced operations on March 12, 1993.
(2)  For periods prior to the year ended October 31, 1994, the per share amounts and selected ratios reflect the financial results of both Retail A Shares and Trust Shares.
(3)  Calculation does not include sales charge for Retail A Shares.
(A)  Net investment income per share before reimbursement/waiver of fees by the Investment Adviser and/or Administrator was as follows: SIX MONTHS
                                                     SIX MONTHS ENDED              YEARS ENDED OCTOBER 31,
                                                      APRIL 30, 1997   ----------------------------------------------
                                                       (UNAUDITED)      1996          1995          1994    1993(1)(2)
                                                       -----------     ------        ------        ------   ---------
                                                         ------        ------        ------        ------    ------
          Retail A Shares                                $ 0.20        $ 0.37        $ 0.36        $ 0.37    $ 0.18
          Trust Shares                                     0.20          0.40          0.38          0.38      0.18

                       See Notes to Financial Statements.

TRUST SHARES

               SIX MONTHS ENDED                  YEARS ENDED OCTOBER 31,
                APRIL 30, 1997       ------------------------------------------------------
                 (UNAUDITED)          1996          1995           1994           1993(1)(2)
                 -----------         ------        ------          ------         ---------
                  $  9.94           $  9.98        $  9.12         $ 10.24        $ 10.00
                  -------           -------        -------         -------        -------
                     0.23              0.46           0.45            0.48           0.29
                    (0.07)            (0.04)          0.86           (1.12)          0.24
                  -------           -------        -------         -------        -------
                     0.16              0.42           1.31           (0.64)          0.53
                  -------           -------        -------         -------        -------
                    (0.23)            (0.46)         (0.45)          (0.48)         (0.29)
                  -------           -------        -------         -------        -------
                    (0.23)            (0.46)         (0.45)          (0.48)         (0.29)
                  -------           -------        -------         -------        -------
                    (0.07)            (0.04)          0.86           (1.12)          0.24
                  -------           -------        -------         -------        -------
                  $  9.87           $  9.94        $  9.98         $  9.12        $ 10.24
                  =======           =======        =======         =======        =======

                     1.64%**           4.27%         14.72%          (6.46)%         5.42%**

                  $12,489           $11,047        $ 7,607         $ 5,617        $20,121

                     4.73%*            4.60%          4.73%           4.89%          4.87%*
                     0.46%*            0.48%          0.52%           0.33%          0.05%*
                     1.07%*            1.14%          1.31%           1.41%          1.82%*
                        8%**             16%            19%             11%             0%**

 ---------------    RHODE ISLAND MUNICIPAL BOND FUND
 THE GALAXY FUND    FINANCIAL HIGHLIGHTS
 ---------------    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

RETAIL A SHARES

                                                            SIX MONTHS ENDED
                                                             APRIL 30, 1997       YEAR ENDED            PERIOD ENDED
                                                              (UNAUDITED)      OCTOBER 31, 1996       OCTOBER 31, 1995(1)
                                                            -------------       -------------         -------------
Net Asset Value, Beginning of Period ....................   $       10.65       $       10.67         $       10.00
                                                            -------------       -------------         -------------
Income from Investment Operations:
   Net investment income (A) ............................            0.25                0.51                  0.44
   Net realized and unrealized gain (loss) on investments           (0.05)               0.03                  0.67
                                                            -------------       -------------         -------------
      Total from Investment Operations: .................            0.20                0.54                  1.11
                                                            -------------       -------------         -------------
Less Dividends:
   Dividends from net investment income .................           (0.25)              (0.51)                (0.44)
   Dividends from net realized capital gains ............           (0.04)              (0.05)                  --
                                                            -------------       -------------         -------------
      Total Dividends: ..................................           (0.29)              (0.56)                (0.44)
                                                            -------------       -------------         -------------
Net increase (decrease) in net asset value ..............           (0.09)              (0.02)                 0.67
                                                            -------------       -------------         -------------
Net Asset Value, End of Period ..........................   $       10.56       $       10.65         $       10.67
                                                            =============       =============         =============
Total Return (2) ........................................            1.91%**             5.22%                11.29%**

Ratios/Supplemental Data:
Net Assets, End of Period (000's) .......................   $      14,949       $      14,900         $      10,850
Ratios to average net assets:
   Net investment income including reimbursement/waiver .            4.71%*              4.78%                 5.13%*
   Operating expenses including reimbursement/waiver ....            0.87%*              0.77%                 0.40%*
   Operating expenses excluding reimbursement/waiver ....            1.38%*              1.34%                 2.25%*
Portfolio Turnover Rate .................................               3%**               13%                   34%**

-----------------------------------------------------------------------------------
 *     Annualized
 **    Not Annualized
 (1)   The Fund commenced operations on December 20, 1994.
 (2)   Calculation does not include sales charge for Retail A Shares.
 (A)   Net investment income per share before reimbursement/waiver of fees by the Investment Adviser and/or Administrator for the period ended April 30, 1997, for the year ended October 31, 1996 and for the period ended October 31, 1995 were $0.22,
       $0.45 and $0.28, respectively.

                       See Notes to Financial Statements.

---------------
THE GALAXY FUND    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
---------------

1. ORGANIZATION

  The Galaxy Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. As of the date of this report, the Trust offered twenty-four managed investment portfolios. The accompanying financial statements and financial highlights are those of the Tax-Exempt Bond, New York Municipal Bond, Connecticut Municipal Bond, Massachusetts Municipal Bond and Rhode Island Municipal Bond Funds (individually, a "Fund", collectively, the "Funds") only.

  Each Fund is authorized to issue two series of shares (Trust Shares and Retail A Shares), except for the Tax-Exempt Bond Fund which is authorized to issue three series of shares (Trust Shares, Retail A Shares, and Retail B Shares). As of April 30, 1997, the Rhode Island Municipal Bond Fund has offered only Retail A Shares. Trust Shares, Retail A Shares and Retail B Shares are substantially the same except that (i) Retail A Shares are subject to a maximum 3.75% front-end sales charge, (ii) Retail B Shares are subject to a maximum 5.00% contingent deferred sales charge, and (iii) each series of shares bears the following series specific expenses: distribution fees and/or shareholder servicing fees and transfer agency charges. Six years after purchase, Retail B Shares will convert automatically to Retail A Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of their financial statements.

  PORTFOLIO VALUATION: Investment securities are valued by an independent pricing service approved by the Trust's Board of Trustees. When, in the judgment of the service, quoted bid prices are readily available and are representative of the bid side of the market, investments are valued at the mean between quoted bid prices and asked prices. Other investments are carried at fair value as determined by the service based on methods which include consideration of yields or prices of bonds of comparable quality, coupon maturity and type; indications as to values from dealers; and general market conditions. Short-term obligations that mature in 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Trust. All other securities and other assets are appraised at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis. Investment income and realized and unrealized gains and losses are allocated to the separate series of a Fund based upon the relative net assets of each series.

  DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are determined separately for each series and are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

  Income dividends and capital gain dividends are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

  FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is recorded.

  EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

  In addition, expenses of a Fund not directly attributable to the operations of a particular series of shares of the Fund are allocated to the separate series based upon the relative net assets of each series. Operating expenses directly attributable to a series of shares of a Fund are charged to the operations of that series.

  ORGANIZATION COSTS: Each Fund bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its initial shares for distribution under Federal and state securities laws. All such costs are amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. In the event that any of the initial shares purchased by a Fund's sponsor are redeemed during such period by any holder thereof, the Fund involved will be reimbursed by such holder for any unamortized organization costs in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

  WHEN-ISSUED SECURITIES: Each Fund may purchase and sell securities, such as municipal obligations, on a "when-issued" basis. Delivery of the security and payment take place after the date of the commitment to purchase and such securities are subject to market fluctuations during this period. The fair value of these securities is determined in the same manner as other municipal obligations. The Trust's custodian will set aside cash or liquid portfolio securities equal to the amount of the when-issued commitment in a separate account.

3. INVESTMENT ADVISORY, ADMINISTRATION, SHAREHOLDER SERVICES AND OTHER FEES

  The Trust and Fleet Investment Advisors Inc. (the "Investment Adviser"), an indirect wholly-owned subsidiary of Fleet Financial Group, Inc., are parties to an investment advisory agreement under which the Investment Adviser provides services for a fee, computed daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of each Fund (See Note 4).

  The Trust and First Data Investor Services Group, Inc. ("FDISG") , a wholly-owned subsidiary of First Data Corporation, are parties to an administration agreement under which FDISG (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets and 0.075% of combined average daily net assets over $5 billion. Prior to September 5, 1996, FDISG was entitled to receive administration fees, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust 0.085% of the next $2.5 billion of combined average daily net assets and 0.08% of combined average daily net assets over $5 billion.

   In addition, FDISG also provides certain fund accounting, custody administration and transfer agency services pursuant to certain fee arrangements. Pursuant to such fee arrangements, FDISG compensates The Chase Manhattan Bank, the Trust's custodian bank, for its services.

   First Data Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of FDISG and an indirect wholly-owned subsidiary of First Data Corporation, serves as the exclusive distributor of the Trust's shares.

   The Trust has implemented a shareholder services plan ("Services Plan") with respect to Retail A Shares of the Funds. Currently, the Services Plan has not been implemented with respect to the Funds' Trust Shares. The Services Plan provides compensation to institutions (including and currently limited to Fleet Bank and its affiliates) which provide administrative and support services to their customers who beneficially own Retail A Shares at an aggregate annual rate not to exceed 0.30% of the average daily net asset value of the outstanding Retail A Shares of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of Trustees, is currently limiting fees payable under the Services Plan with respect to each Fund to an aggregate annual rate not to exceed 0.15% of the average daily net asset value of the outstanding Retail A Shares beneficially owned by such customers. No fees were charged under the Services Plan with respect to the Rhode Island Municipal Bond Fund for the period ended April 30, 1997.

   The Trust has adopted a distribution and shareholder services plan (the "12b-1 Plan") with respect to Retail B Shares of the Tax-Exempt Bond Fund. Under the 12b-1 Plan, the Trust may pay (i) the Distributor or another person for expenses and activities primarily intended to result in the sale of Retail B Shares, (ii) institutions for shareholder liaison services and (iii) institutions for administrative support services. Currently, payments under the 12b-1 Plan for distribution services are being made solely to broker-dealer affiliates of Fleet Bank and payments under the 12b-1 Plan for shareholder liaison/shareholder administrative support services are being made solely to Fleet Bank and its affilitates. Payments for distribution expenses may not exceed an annual rate of 0.65% of the average daily net assets attributable to the Fund's outstanding Retail B Shares. The fees for shareholder liaison services and/or administrative support services may not exceed the annual rates of 0.15% and 0.15%, respectively, of the average daily net assets attributable to the Fund's outstanding Retail B Shares. The Trust, under the direction of the Board of Trustees, is currently limiting each Fund's payments for shareholder liaison and administrative support services under the 12b-1 Plan to an aggregate fee of not more than 0.15% of the average daily net asset value of Retail B Shares owned of record or beneficially by the institution's customers. For the six months ended April 30, 1997, the Funds paid shareholder servicing fees and/or distribution fees under the Services Plan and 12b-1 Plan as follows:



                                    SHAREHOLDER SERVICES    DISTRIBUTION
FUND                               RETAIL A       RETAIL B    RETAIL B
----                               --------       --------    --------
Tax-Exempt Bond ...............    $  19,551       $   671    $  2,925
New York Municipal Bond .......       27,820         N/A         N/A
Connecticut Municipal Bond ....       16,300         N/A         N/A
Massachusetts Municipal Bond ..       19,912         N/A         N/A
Rhode Island Municipal Bond ...          --          N/A         N/A

   Retail A Shares, Trust Shares and, effective March 1, 1996, Retail B Shares of the Funds each bear series specific transfer agent charges based upon the number of shareholder accounts for each series. For the six months ended April 30, 1997, transfer agent charges for each series were as follows:

FUND                               RETAIL A       RETAIL B    TRUST
----                               --------       --------    --------
Tax-Exempt Bond ...............    $    9,935      $   399    $     36
New York Municipal Bond .......        21,856        N/A            31
Connecticut Municipal Bond ....         8,098        N/A            31
Massachusetts Municipal Bond ..        10,047        N/A            34
Rhode Island Municipal Bond ...         5,287        N/A         --

   Certain officers of the Trust may be officers of the Administrator and/or Distributor. Such officers receive no compensation from the Trust for serving in their respective roles. No officer, director or employee of the Investment Adviser serves as an officer, Trustee or employee of the Trust. Each Trustee is entitled to receive for services as a trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $29,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the funds of the Trust, VIP and Galaxy II, based on their relative net assets. Prior to November 1, 1996, each Trustee was entitled to receive for services as a trustee of the Trust and VIP an aggregate fee of $18,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees of the Trust and VIP and the President and Treasurer of the Trust and VIP were entitled to additional annual fees for their services in these capacities.

   In addition, effective March 1, 1996, each Trustee became eligible to participate in the Trust's Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each Trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed. On January 1, 1997, the Plan was merged into a combined Deferred Compensation Plan for the Trust, VIP and Galaxy II.

  Expenses for the six months ended April 30, 1997 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary to the Trust.

4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

  The Investment Adviser and Administrator voluntarily agreed to waive a portion of their fees and/or to reimburse the Funds for certain expenses so that total expenses would not exceed certain expense limitations established for each series. The Investment Adviser and Administrator may revise or discontinue the voluntary fee waivers and expense reimbursements at any time. For the six months ended April 30, 1997, the Investment Adviser and Administrator waived fees and/or reimbursed expenses with respect to the Funds in the following amounts:

                                                   FEES WAIVED BY
                                           ----------------------------
                                         INVESTMENT
FUND                                       ADVISER       ADMINISTRATOR
-----                                    ----------      -------------
Tax-Exempt Bond .............            $139,575          $  --
New York Municipal Bond .....              62,823             --
Connecticut Municipal Bond ..              73,325           26,626
Massachusetts Municipal Bond               97,763           22,233
Rhode Island Municipal Bond .              35,804             --

                                               REIMBURSEMENT BY
FUND                                          INVESTMENT ADVISER
-----                                         ------------------
Tax-Exempt Bond ...............                  $   41,769
New York Municipal Bond .......                      36,920
Connecticut Municipal Bond ....                         --
Massachusetts Municipal Bond ..                         --
Rhode Island Municipal Bond ...                        545

5. SHARES OF BENEFICIAL INTEREST

   The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest, each with a par value of $0.001. Shares of the Trust are currently classified into twenty-four classes of shares each consisting of one or more series including: Class M - Series 1 Shares (Trust Shares), Class M - Series 2 Shares (Retail A Shares) and Class M - Series 3 Shares (Retail B Shares) - Tax-Exempt Bond Fund; Class O - Series 1 Shares (Trust Shares) and Class O - Series 2 Shares (Retail A Shares) - New York Municipal Bond Fund; Class P - Series 1 Shares (Trust Shares) and Class P - Series 2 Shares (Retail A Shares) - Connecticut Municipal Bond Fund; Class Q - Series 1 Shares (Trust Shares) and Class Q - Series 2 Shares (Retail A Shares) - Massachusetts Municipal Bond Fund; and Class R - Series 1 Shares (Trust Shares) and Class R - Series 2 Shares (Retail A Shares) - Rhode Island Municipal Bond Fund.

  Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses (except that Retail A Shares bear the expense of payments under the Services Plan, Retail B Shares bear the expense of payments under the 12b-1 Plan and Trust Shares, Retail A Shares and Retail B Shares each bear series specific transfer agent charges) and are entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

  Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

6. PURCHASES AND SALES OF SECURITIES

  The cost of purchases and proceeds from sales of securities, other than short-term investments, for the six months ended April 30, 1997 were as follows:

           FUND                              PURCHASES       SALES
           ----                            -------------------------
           Tax-Exempt Bond .............   $37,884,990   $27,395,300
           New York Municipal Bond .....     6,915,310     9,138,248
           Connecticut Municipal Bond ..     2,029,128     2,030,123
           Massachusetts Municipal Bond      6,375,128     2,953,488
           Rhode Island Municipal Bond .       400,000       891,899

  The aggregate gross unrealized appreciation and depreciation, net unrealized appreciation (depreciation), and cost for all securities as computed on a federal income tax basis at April 30, 1997 for each Fund is as follows:

         FUND                              APPRECIATION (DEPRECIATION)
         ----                             ----------------------------
         Tax-Exempt Bond .............   $ 2,628,637    $  (1,159,705)
         New York Municipal Bond .....     1,379,559         (307,609)
         Connecticut Municipal Bond ..       305,472         (276,156)
         Massachusetts Municipal Bond        273,336         (555,349)
         Rhode Island Municipal Bond .       229,145          (70,108)

         FUND                                 NET             COST
         ----                             -----------    -------------
         Tax-Exempt Bond .............   $ 1,468,932    $ 138,820,939
         New York Municipal Bond .....     1,071,950       60,984,289
         Connecticut Municipal Bond ..        29,316       29,595,522
         Massachusetts Municipal Bond       (282,013)      40,442,774
         Rhode Island Municipal Bond .       159,037       14,583,062

  At October 31, 1996, the following Funds had capital loss carryforwards:

FUND                                       AMOUNT     EXPIRATION
----                                     -----------  ----------
New York Municipal Bond ..........       $     9,630    2000
                                           1,195,340    2002
                                             676,456    2003
                                              16,589    2004
Connecticut Municipal Bond .......           178,995    2001
                                              82,181    2002
                                             685,391    2003
Massachusetts Municipal Bond .....            30,505    2001
                                             251,195    2002
                                             487,619    2003

7. CONCENTRATION OF CREDIT

  The New York Municipal Bond, Connecticut Municipal Bond, Massachusetts Municipal Bond, and Rhode Island Municipal Bond Funds invest primarily in debt obligations issued by the State of New York, the State of Connecticut, the Commonwealth of Massachusetts and the State of Rhode Island, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds, as non-diversified investment portfolios, are more susceptible to economic and political factors adversely affecting issuers of each respective state's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

8. ACQUISITION OF THE SHAWMUT FUNDS

 At a meeting held on June 12, 1995, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Agreement") for the acquisition of The Shawmut Funds ("Shawmut") by the Trust. Pursuant to the Agreement, all of the assets and liabilities of the Shawmut Connecticut Intermediate Municipal Income Fund and the Shawmut Massachusetts Intermediate Municipal Income Fund were transferred to the Galaxy Connecticut Municipal Bond Fund and the Galaxy Massachusetts Municipal Bond Fund, respectively, in exchange for Retail A and Trust Shares of the Galaxy Connecticut Municipal Bond Fund and the Galaxy Massachusetts Municipal Bond Fund, respectively. Accordingly, the net assets of the Shawmut Connecticut Intermediate Municipal Income Fund were exchanged for 765,050 Retail A Shares and 185,222 Trust Shares of the Galaxy Connecticut Municipal Bond Fund and the net assets of the Shawmut Massachusetts Intermediate Municipal Income Fund were exchanged for 1,090,523 Retail A Shares and 179,482 Trust Shares of the Galaxy Massachusetts Municipal Bond Fund, respectively. In related transactions, the assets and liabilities of the other Shawmut portfolios were transferred to corresponding Galaxy portfolios in exchange for shares in such Galaxy portfolios. The reorganization, which qualified as a tax-free reorganization for federal income tax purposes, was completed on December 4, 1995 following approval of the reorganization by Shawmut shareholders. Certain share registration fees incurred in connection with the reorganization were borne by the Trust. The following is a summary of the Net Assets, Shares Outstanding, Net Asset Values per share and Unrealized Appreciation associated with the transaction:

                                                  Before Acquisition                           After Acquisition
                                          ------------------------------------                 -----------------
                                             Galaxy                Shawmut                          Galaxy
                                          Connecticut            Connecticut                      Connecticut
                                           Municipal             Intermediate                      Municipal
                                              Bond              Municipal Bond                       Bond
                                         -------------          --------------                   -------------
Net Assets ............................   $ 22,703,295            $ 9,758,479                     $32,461,774
Shares outstanding ....................      2,210,642                963,404                       3,160,914
Retail A and Trust Net Asset Value,
 per share ............................   $      10.27            $     10.13                     $     10.27
Unrealized Appreciation ...............   $    435,707            $   182,610

                                                  Before Acquisition                            After Acquisition
                                          ------------------------------------                 -----------------
                                             Galaxy                Shawmut                          Galaxy
                                         Massachusetts          Massachusetts                    Massachusetts
                                           Municipal             Intermediate                      Municipal
                                              Bond              Municipal Bond                       Bond
                                         -------------          --------------                   -------------
Net Assets ...........................    $ 24,534,165            $12,840,125                     $37,374,290
Shares outstanding ...................       2,426,213              1,270,005                       3,696,218
Retail A and Trust Net Asset Value,
 per share. ..........................           10.11            $     10.11                     $     10.11
Unrealized Appreciation ..............    $    501,126            $   199,433

 9. IMPOSITION OF FRONT-END SALES LOAD

   Effective December 1, 1995, the public offering price for Retail A Shares of the Funds is the sum of the net asset value of the Retail A Shares purchased plus, if applicable, a maximum 3.75% front-end sales charge. Reduced sales charges are available. No sales charge is assessed on certain transactions and/or investors, including purchases by persons who were beneficial owners of shares of Galaxy or any other funds advised by Fleet Investment Advisors Inc. or its affiliates before December 1, 1995.

---------------
SHAREHOLDER
SERVICES
---------------

AUTOMATIC INVESTMENT PROGRAM

The Golden Rule of investing is "pay yourself first." That is easy to do with Galaxy's Automatic Investment Program. For as little as $50 per month deducted directly from your checking, savings or bank money market account, you can consistently and conveniently add to your Galaxy investment. When you establish an Automatic Investment Program, the $2,500 initial investment requirement for Galaxy is waived. Of course, such a program does not assure a profit and does not protect against loss in a declining market.

"A well-balanced asset allocation plan may help to control your risk while pursuing your goals."

DIVERSIFICATION

A fundamental investment practice is "diversification." A well-balanced asset allocation plan may help to control your risk while pursuing your goals. Many mutual funds offer a low-cost way to diversify your investments while you benefit from professional management. Galaxy's comprehensive array of investment choices can be used in combination to match the needs of nearly everyone.

EXCHANGE PRIVILEGES

As your investment needs change, you can conveniently exchange your shares in one fund for shares in another fund.

QUARTERLY MAGAZINE

Service also means giving you the practical information you need, in language you can understand, to make smart investment decisions. The quarterly magazine, Galaxy Observer, brings news, strategies and simple, straight-forward explanations of investment basics and terminology.

CONSOLIDATED STATEMENTS

Timely, comprehensive mutual fund account statements offer detailed information on your individual account. If you have a Fleet One or a Fleet Private Banking Account, your Galaxy Fund information can be added to these statements.

INVESTMENT SPECIALISTS

In many Fleet branch offices or in the convenience of your home or office, you can visit one-on-one with an Investment Specialist* who can help you select the investments that match your individual needs. This service is at no cost to you.

24-HOUR ACCESS TO REGISTERED REPRESENTATIVES

24 hours a day, seven days a week, 365 days a year, we are ready and available to help. Our toll-free telephone lines offer round-the-clock access to Fund information and service. Call 1-800-628-0414 for information on initial purchases and current performance.

CUSTOMER SERVICE

Quality customer service is only a phone call away. Call 1-800-628-0414 between 9 a.m. and 5 p.m. to arrange bank wires, or to make telephone exchanges and redemptions.

In addition, Galaxy's state-of-the-art InvestConnect automated voice response system is available to serve you 24-hours a day, seven days a week by calling 1-800-FOR-GLXY (367-4599).

------------------------------------------------------------------------------
Certain shareholder services may not be available for Trust Share investors. Please consult your Fund Prospectus.

* Shares of the Funds are distributed through First Data Distributors, Inc., member NASD and SIPC. Investment Specialists are registered representatives of FIS Securities, Inc., member NASD, Fleet Enterprises, Inc., member NASD and SIPC, or MDS Securities Inc., member NASD and SIPC.

                                    TRUSTEES
                                  AND OFFICERS

                              Dwight E. Vicks, Jr.
                              Chairman and Trustee

                                 John T. O'Neill
                              President, Treasurer
                                   and Trustee

                                Louis DeThomasis,
                                  F.S.C., Ph.D.
                                     Trustee

                                Donald B. Miller
                                     Trustee

                                  James M. Seed
                                     Trustee

                               Bradford S. Wellman
                                     Trustee

                                    W. Bruce
                               McConnel, III, Esq.
                                    Secretary

                                  Jylanne Dunne
                                Vice President &
                               Assistant Treasurer

                               INVESTMENT ADVISOR

                                Fleet Investment
                                  Advisors Inc.
                                 75 State Street
                                   Boston, MA
                                      02109

                                   DISTRIBUTOR

                                   First Data
                               Distributors, Inc.
                               4400 Computer Drive
                                  Westborough,
                               Massachusetts 01581

                                  ADMINISTRATOR

                    First Data Investor Services Group, Inc.
                               4400 Computer Drive
                                  Westborough,
                            Massachusetts 01581-5108

This report is submitted for the general information of shareholders of The Galaxy Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Fund, which contains more information concerning the Fund's investment policies, as well as fees and expenses and other pertinent information. Read the prospectus carefully before you invest.

Shares of the funds are not deposits or obligations of, or guaranteed or endorsed by Fleet Financial Group, Inc. or any of its affiliates, Fleet Investment Advisors Inc., or any Fleet bank. Shares of the funds are not federally insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Investment return and principal value will vary as a result of market conditions or other factors so that shares of the funds, when redeemed, may be worth more or less than their original cost. An investment in the funds involves investment risks, including the possible loss of principal.

                                [recycle symbol]
                   This report was printed on recycled paper.

                                                        -----------------
-----------------   4400 Computer Drive                 BULK RATE
     GALAXY         Box 5108                            U. S. POSTAGE
      FUNDS         Westborough MA 01581-5108           PAID
-----------------                                       PERMIT NO. 105
                                                        N. READING, MA
                                                        -----------------

FN-190 (5/97) Date of first use 7/1/97